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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-4

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2002

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

                                 APO-1882-12/02

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide Variable Account-4.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                           /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                February 24, 2003

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 30. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 23, provide further disclosures about the variable account and its underlying contract provisions.

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================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2002

Assets:
   Investments at fair value:

      American Century VP - Income & Growth Fund - Class III (ACVPIncGr3)
         72,929 shares (cost $380,795) ....................................................   $    376,314

      American Century VP - Ultra(R) Fund - Class III (ACVPUltra3)
         35,027 shares (cost $267,356) ....................................................        257,102

      American Century VP - Value Fund - Class III (ACVPVal3)
         58,153 shares (cost $352,188) ....................................................        355,899

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R (FidVIPEIS2R)
         21,583 shares (cost $391,102) ....................................................        388,270

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FidVIPGrS2R)
         5,849 shares (cost $141,276) .....................................................        135,686

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R (FidVIPConS2R)
         40,215 shares (cost $727,889) ....................................................        721,863

      Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3)
         621,188 shares (cost $7,593,586) .................................................      7,621,978

      Gartmore GVIT Money Market Fund - Class II (GVITMyMkt2)
         107,735,886 shares (cost $107,735,886) ...........................................    107,735,886

      Gartmore GVIT Small Cap Growth Fund - Class III (GVITSmCapGr3)
         1,818 shares (cost $17,525) ......................................................         17,487

      Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3)
         8,511 shares (cost $62,237) ......................................................         62,812

      Gartmore GVIT Small Company Fund - Class III (GVITSmComp3)
         3,327 shares (cost $53,211) ......................................................         51,310

      Gartmore GVIT Strong Mid Cap Growth Fund - Class III (GVITSMdCpGr3)
         6,497 shares (cost $50,509) ......................................................         47,492

      Gartmore GVIT Total Return Fund - Class III (GVITTotRt3)
         49,151 shares (cost $402,185) ....................................................        398,617

      Rydex Variable Trust - Arktos Fund (RyArktos)
         175,590 shares (cost $6,740,503) .................................................      6,855,050

      Rydex Variable Trust - Banking Fund (RyBank)
         36,926 shares (cost $927,666) ....................................................        921,304

      Rydex Variable Trust - Basic Materials Fund (RyBasicM)
         14,124 shares (cost $299,034) ....................................................        297,597

      Rydex Variable Trust - Biotechnology Fund (RyBioTech)
         26,811 shares (cost $381,307) ....................................................        360,346

      Rydex Variable Trust - Consumer Products Fund (RyConsProd)
         52,978 shares (cost $1,307,487) ..................................................      1,290,543

      Rydex Variable Trust - Electronics Fund (RyElec)
         25,893 shares (cost $264,368) ....................................................        257,377

      Rydex Variable Trust - Energy Fund (RyEnergy)
         76,425 shares (cost $1,409,052) ..................................................      1,394,759

      Rydex Variable Trust - Energy Services Fund (RyEnSvc)
         58,177 shares (cost $873,232) ....................................................        836,581

      Rydex Variable Trust - Financial Services Fund (RyFinSvc)
         25,973 shares (cost $533,560) ....................................................        524,398

      Rydex Variable Trust - Health Care Fund (RyHealthC)
         53,563 shares (cost $1,019,553) ..................................................      1,002,161

      Rydex Variable Trust - Internet Fund (RyNet)
         38,055 shares (cost $353,704) ....................................................        339,834

      Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro)
         91,320 shares (cost $1,780,184) ..................................................      1,782,565

      Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan)
         138,469 shares (cost $2,468,641) .................................................      2,532,603

      Rydex Variable Trust - Leisure Fund (RyLeisure)
         35,890 shares (cost $576,039) ....................................................        553,428

      Rydex Variable Trust - Medius Fund (RyMedius)
         121,739 shares (cost $2,182,337) .................................................      2,163,298

      Rydex Variable Trust - Mekros Fund (RyMekros)
         500,975 shares (cost $10,223,563) ................................................     10,074,605

      Rydex Variable Trust - Nova Fund (RyNova)
         741,368 shares (cost $3,918,533) .................................................      3,840,289

      Rydex Variable Trust - OTC Fund (RyOTC)
         222,164 shares (cost $2,028,349) .................................................      2,010,581

      Rydex Variable Trust - Precious Metals Fund (RyPrecMet)
         988,358 shares (cost $6,915,146) .................................................      7,007,457

      Rydex Variable Trust - Real Estate Fund (RyRealEst)
         43,090 shares (cost $1,081,768) ..................................................      1,075,521

      Rydex Variable Trust - Retailing Fund (RyRetail)
         9,491 shares (cost $190,599) .....................................................        183,081

      Rydex Variable Trust - Sector Rotation Fund (RySectRot)
         408,162 shares (cost $3,283,785) .................................................      3,167,341

      Rydex Variable Trust - Technology Fund (RyTech)
         101,712 shares (cost $1,108,496) .................................................      1,008,979

      Rydex Variable Trust - Telecommunications Fund (RyTele)
         65,416 shares (cost $948,143) ....................................................        891,621

      Rydex Variable Trust - Titan 500 Fund (RyTitan500)
         92,631 shares (cost $1,493,047) ..................................................      1,490,428

      Rydex Variable Trust - Transportation Fund (RyTrans)
         18,143 shares (cost $395,488) ....................................................        390,989

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

      Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd)
         891,878 shares (cost $11,445,160) ................................................     11,665,763

      Rydex Variable Trust - Ursa Fund (RyUrsa)
         1,052,728 shares (cost $7,862,869) ...............................................      7,969,153

      Rydex Variable Trust - Utilities Fund (RyUtil)
         182,628 shares (cost $2,205,478) .................................................      2,235,372

      Rydex Variable Trust - Velocity 100 Fund (RyVel100)
         148,951 shares (cost $1,802,641) .................................................      1,772,518

      Smith Barney GSSF - Fundamental Value Portfolio (SBGSFundVal)
         6,645 shares (cost $123,834) .....................................................         96,751

      Smith Barney TSF - International All Cap Growth Portfolio (SBTSIntlGro)
         6,567 shares (cost $137,604) .....................................................         57,724

      Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap)
         330,856 shares (cost $6,056,628) .................................................      4,373,910

      Smith Barney TSF - Money Market Portfolio (SBTSMMkt)
         322,818 shares (cost $322,818) ...................................................        322,818
                                                                                              ------------
            Total investments .............................................................    198,917,461

   Accounts receivable ....................................................................             --
                                                                                              ------------
            Total assets ..................................................................    198,917,461

Accounts payable ..........................................................................         68,762
                                                                                              ------------
Contract owners'equity (note 4 and note 5) ................................................   $198,848,699
                                                                                              ============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                           Total        ACVPIncGr3   ACVPUltra3   ACVPVal3
                                                          ---------------   ----------   ----------   --------
   Reinvested dividends ...............................   $     1,320,353         --          469          --
   Mortality and expense risk charges (note 2) ........        (1,533,867)    (1,262)        (874)     (1,163)
                                                          ---------------    -------      -------     -------
      Net investment income (loss) ....................          (213,514)    (1,262)        (405)     (1,163)
                                                          ---------------    -------      -------     -------

   Proceeds from mutual fund shares sold ..............     2,017,692,419     44,022       24,251      77,324
   Cost of mutual fund shares sold ....................    (2,033,684,409)   (46,374)     (25,157)    (83,514)
                                                          ---------------    -------      -------     -------
      Realized gain (loss) on investments .............       (15,991,990)    (2,352)        (906)     (6,190)
   Change in unrealized gain (loss)
      on investments ..................................        (1,819,908)    (4,481)     (10,254)      3,710
                                                          ---------------    -------      -------     -------
      Net gain (loss) on investments ..................       (17,811,898)    (6,833)     (11,160)     (2,480)
                                                          ---------------    -------      -------     -------
   Reinvested capital gains ...........................           400,547         --           --          --
                                                          ---------------    -------      -------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $   (17,624,865)    (8,095)     (11,565)     (3,643)
                                                          ===============    =======      =======     =======

Investment activity:                                      FidVIPEIS2R   FidVIPGrS2R   FidVIPConS2R   GVITGvtBd3
                                                          -----------   -----------   ------------   ----------
   Reinvested dividends ...............................          --            --            --          97,299
   Mortality and expense risk charges (note 2) ........        (885)         (168)       (1,476)        (21,943)
                                                            -------       -------       -------      ----------
      Net investment income (loss) ....................        (885)         (168)       (1,476)         75,356
                                                            -------       -------       -------      ----------

   Proceeds from mutual fund shares sold ..............      81,297        14,370        14,422       1,252,513
   Cost of mutual fund shares sold ....................     (85,232)      (14,762)      (15,331)     (1,236,490)
                                                            -------       -------       -------      ----------
      Realized gain (loss) on investments .............      (3,935)         (392)         (909)         16,023
   Change in unrealized gain (loss)
      on investments ..................................      (2,832)       (5,590)       (6,026)         28,392
                                                            -------       -------       -------      ----------
      Net gain (loss) on investments ..................      (6,767)       (5,982)       (6,935)         44,415
                                                            -------       -------       -------      ----------
   Reinvested capital gains ...........................          --            --            --          53,765
                                                            -------       -------       -------      ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      (7,652)       (6,150)       (8,411)        173,536
                                                            =======       =======       ========     ==========

Investment activity:                                       GVITMyMkt2     GVITSmCapGr3   GVITSmCapVal3   GVITSmComp3
                                                          -------------   ------------   -------------   -----------
   Reinvested dividends ...............................   $     362,651          --              25            --
   Mortality and expense risk charges (note 2) ........        (764,255)       (110)           (110)         (155)
                                                          -------------     -------         -------        ------
      Net investment income (loss) ....................        (401,604)       (110)            (85)         (155)
                                                          -------------     -------         -------        ------

   Proceeds from mutual fund shares sold ..............     361,248,123      66,743          11,777         4,149
   Cost of mutual fund shares sold ....................    (361,248,123)    (71,445)        (13,411)       (4,744)
                                                          -------------     -------         -------        ------
      Realized gain (loss) on investments .............              --      (4,702)         (1,634)         (595)
   Change in unrealized gain (loss)
      on investments ..................................              --         (38)            575        (1,901)
                                                          -------------     -------         -------        ------
      Net gain (loss) on investments ..................              --      (4,740)         (1,059)       (2,496)
                                                          -------------     -------         -------        ------
   Reinvested capital gains ...........................              --          --              70            --
                                                          -------------     -------         -------        ------
         Net increase (decrease) in contract owners'
            equity resulting from operations...........   $    (401,604)     (4,850)         (1,074)       (2,651)
                                                          =============     =======         =======        ======

Investment activity:                                      GVITSMdCpGr3   GVITTotRt3     RyArktos        RyBank
                                                          ------------   ----------   ------------   -----------
   Reinvested dividends ...............................          --         1,658           69,969         3,063
   Mortality and expense risk charges (note 2) ........        (116)         (943)         (58,020)      (11,874)
                                                             ------       -------     ------------   -----------
      Net investment income (loss) ....................        (116)          715           11,949        (8,811)
                                                             ------       -------     ------------   -----------

   Proceeds from mutual fund shares sold ..............         110        33,654      347,054,420    29,063,636
   Cost of mutual fund shares sold ....................        (125)      (34,515)    (347,351,505)  (29,017,473)
                                                             ------       -------     ------------   -----------
      Realized gain (loss) on investments .............         (15)         (861)        (297,085)       46,163
   Change in unrealized gain (loss)
      on investments ..................................      (3,016)       (3,568)         114,887        (5,759)
                                                             ------       -------     ------------   -----------
      Net gain (loss) on investments ..................      (3,031)       (4,429)        (182,198)       40,404
                                                             ------       -------     ------------   -----------
   Reinvested capital gains ...........................          --            --               --            --
                                                             ------       -------     ------------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      (3,147)      (3,714)         (170,249)       31,593
                                                             ======       =======     ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS,Continued
Year Ended December 31, 2002

Investment activity:                                        RyBasicM     RyBioTech    RyConsProd      RyElec
                                                          -----------   -----------   ----------   -----------
   Reinvested dividends ...............................   $     1,982            --          360            --
   Mortality and expense risk charges (note 2) ........        (6,277)      (11,118)     (12,788)       (7,874)
                                                          -----------   -----------   ----------   -----------
      Net investment income (loss) ....................        (4,295)      (11,118)     (12,428)       (7,874)
                                                          -----------   -----------   ----------   -----------

   Proceeds from mutual fund shares sold ..............     6,739,476    51,335,939    8,471,226    31,589,061
   Cost of mutual fund shares sold ....................    (6,966,628)  (52,080,585)  (8,606,355)  (32,209,301)
                                                          -----------   -----------   ----------   -----------
      Realized gain (loss) on investments .............      (227,152)     (744,646)    (135,129)     (620,240)
   Change in unrealized gain (loss)
      on investments ..................................        (1,434)      (19,575)     (16,960)       (4,254)
                                                          -----------   -----------   ----------   -----------
      Net gain (loss) on investments ..................      (228,586)     (764,221)    (152,089)     (624,494)
                                                          -----------   -----------   ----------   -----------
   Reinvested capital gains ...........................            --         1,974        2,365         7,136
                                                          -----------   -----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $  (232,881)     (773,365)    (162,152)     (625,232)
                                                          ===========   ===========   ==========   ===========

Investment activity:                                        RyEnergy      RyEnSvc       RyFinSvc     RyHealthC
                                                          -----------   -----------   -----------   -----------
   Reinvested dividends ...............................            --            --            --            --
   Mortality and expense risk charges (note 2) ........       (10,269)      (12,480)       (6,684)      (12,982)
                                                          -----------   -----------   -----------   -----------
      Net investment income (loss) ....................       (10,269)      (12,480)       (6,684)      (12,982)
                                                          -----------   -----------   -----------   -----------

   Proceeds from mutual fund shares sold ..............    15,188,707    33,564,525    12,038,977    24,604,526
   Cost of mutual fund shares sold ....................   (15,159,358)  (33,975,419)  (12,044,720)  (24,842,935)
                                                          -----------   -----------   -----------   -----------
      Realized gain (loss) on investments .............        29,349      (410,894)       (5,743)     (238,409)
   Change in unrealized gain (loss)
      on investments ..................................       (14,500)      (35,120)       (9,610)      (17,394)
                                                          -----------   -----------   -----------   -----------
      Net gain (loss) on investments ..................        14,849      (446,014)      (15,353)     (255,803)
                                                          -----------   -----------   -----------   -----------
   Reinvested capital gains ...........................            --        41,888         1,918         1,202
                                                          -----------   -----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........         4,580      (416,606)      (20,119)     (267,583)
                                                          ===========   ===========   ===========   ===========

Investment activity:                                         RyNet       RyLgCapEuro   RyLgCapJapan    RyLeisure
                                                          -----------   ------------   ------------   -----------
   Reinvested dividends ...............................   $        --            291            --             --
   Mortality and expense risk charges (note 2) ........        (4,353)       (14,286)      (24,661)        (9,756)
                                                          -----------   ------------   -----------    -----------
      Net investment income (loss) ....................        (4,353)       (13,995)      (24,661)        (9,756)
                                                          -----------   ------------   -----------    -----------

   Proceeds from mutual fund shares sold ..............    19,842,881     66,685,429    83,263,719     11,035,915
   Cost of mutual fund shares sold ....................   (19,618,972)   (67,420,640)  (84,276,669)   (11,279,965)
                                                          -----------   ------------   -----------    -----------
      Realized gain (loss) on investments .............       223,909       (735,211)   (1,012,950)      (244,050)
   Change in unrealized gain (loss)
      on investments ..................................       (13,844)          (802)       63,962        (23,237)
                                                          -----------   ------------   -----------    -----------
      Net gain (loss) on investments ..................       210,065       (736,013)     (948,988)      (267,287)
                                                          -----------   ------------   -----------    -----------
   Reinvested capital gains ...........................            --         24,350         6,169             --
                                                          -----------   ------------   -----------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $   205,712       (725,658)     (967,480)      (277,043)
                                                          ===========   ============   ===========    ===========

Investment activity:                                        RyMedius      RyMekros        RyNova        RyOTC
                                                          -----------   ------------   -----------   -----------
   Reinvested dividends ...............................            --             --       135,578            --
   Mortality and expense risk charges (note 2)                (19,810)       (51,832)      (34,876)      (31,595)
                                                          -----------   ------------   -----------   -----------
      Net investment income (loss) ....................       (19,810)       (51,832)      100,702       (31,595)
                                                          -----------   ------------   -----------   -----------

   Proceeds from mutual fund shares sold ..............    85,204,028    110,343,352    59,246,588    84,061,730
   Cost of mutual fund shares sold ....................   (86,408,303)  (112,309,127)  (60,888,693)  (86,040,189)
                                                          -----------   ------------   -----------   -----------
      Realized gain (loss) on investments .............    (1,204,275)    (1,965,775)   (1,642,105)   (1,978,459)
   Change in unrealized gain (loss)
      on investments ..................................       (17,842)      (141,823)      (84,853)       (2,011)
                                                          -----------   ------------   -----------   -----------
      Net gain (loss) on investments ..................    (1,222,117)    (2,107,598)   (1,726,958)   (1,980,470)
                                                          -----------   ------------   -----------   -----------
   Reinvested capital gains ...........................        53,699        172,575            --            --
                                                          -----------   ------------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    (1,188,228)    (1,986,855)   (1,626,256)   (2,012,065)
                                                          ===========   ============   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                         RyPrecMet     RyRealEst     RyRetail     RySectRot
                                                           ------------   ----------   -----------   ----------
   Reinvested dividends.................................   $         --       16,223            --           --
   Mortality and expense risk charges (note 2)..........        (31,438)      (4,080)       (4,943)     (16,860)
                                                           ------------   ----------   -----------   ----------
      Net investment income (loss).....................         (31,438)      12,143        (4,943)     (16,860)
                                                           ------------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold................     46,108,233    6,720,325    13,160,061    3,310,746
   Cost of mutual fund shares sold......................    (46,218,837)  (6,761,504)  (13,251,243)  (3,734,984)
                                                           ------------   ----------   -----------   ----------
      Realized gain (loss) on investments...............       (110,604)     (41,179)      (91,182)    (424,238)
   Change in unrealized gain (loss)
      on investments....................................         93,388       (5,942)       (7,472)    (116,445)
                                                           ------------   ----------   -----------   ----------
      Net gain (loss) on investments....................        (17,216)     (47,121)      (98,654)    (540,683)
                                                           ------------   ----------   -----------   ----------
   Reinvested capital gains.............................             --          373         4,421           --
                                                           ------------   ----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations............   $    (48,654)     (34,605)      (99,176)    (557,543)
                                                           ============   ==========   ===========   ==========

Investment activity:                                         RyTech       RyTele      RyTitan500     RyTrans
                                                           ----------   ----------   -----------   ----------
   Reinvested dividends.................................           --           --            --           --
   Mortality and expense risk charges (note 2)..........       (5,062)      (5,214)      (15,708)      (4,597)
                                                           ----------   ----------   -----------   ----------
      Net investment income (loss)......................       (5,062)      (5,214)      (15,708)      (4,597)
                                                           ----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold................    6,100,936    4,970,479    67,176,711    8,584,464
   Cost of mutual fund shares sold......................   (6,262,714)  (4,861,577)  (67,870,440)  (8,542,553)
                                                           ----------   ----------   -----------   ----------
      Realized gain (loss) on investments...............     (161,778)     108,902      (693,729)      41,911
   Change in unrealized gain (loss)
      on investments....................................      (97,232)     (56,499)       (2,645)      (4,491)
                                                           ----------   ----------   -----------   ----------
      Net gain (loss) on investments....................     (259,010)      52,403      (696,374)      37,420
                                                           ----------   ----------   -----------   ----------
   Reinvested capital gains.............................       21,717           --         5,023           --
                                                           ----------   ----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations............     (242,355)      47,189      (707,059)      32,823
                                                           ==========   ==========   ===========   ==========

Investment activity:                                         RyUSGvtBd       RyUrsa        RyUtil       RyVel100
                                                           ------------   -----------   -----------   ------------
   Reinvested dividends.................................   $    384,751        32,785           202             --
   Mortality and expense risk charges (note 2)..........       (146,686)      (35,705)       (6,829)       (43,154)
                                                           ------------   -----------   -----------   ------------
      Net investment income (loss)......................        238,065        (2,920)       (6,627)       (43,154)
                                                           ------------   -----------   -----------   ------------

   Proceeds from mutual fund shares sold................     33,739,424    72,663,153    24,253,578    287,584,095
   Cost of mutual fund shares sold......................    (31,874,021)  (73,267,178)  (24,392,140)  (291,994,567)
                                                           ------------   -----------   -----------   ------------
      Realized gain (loss) on investments...............      1,865,403      (604,025)     (138,562)    (4,410,472)
   Change in unrealized gain (loss)
      on investments....................................        216,283       106,356        29,571        (29,795)
                                                           ------------   -----------   -----------   ------------
      Net gain (loss) on investments....................      2,081,686      (497,669)     (108,991)    (4,440,267)
                                                           ------------   -----------   -----------   ------------
   Reinvested capital gains.............................             --            --            --             --
                                                           ------------   -----------   -----------   ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations............   $  2,319,751      (500,589)     (115,618)    (4,483,421)
                                                           ============   ===========   ===========   ============

Investment activity:                                       SBGSFundVal   SBTSIntlGro    SBTSLgCap   SBTSMMkt
                                                           -----------   -----------   ----------   --------
   Reinvested dividends.................................       1,170           669        206,032      5,176
   Mortality and expense risk charges (note 2)..........      (1,540)         (919)       (70,831)    (5,306)
                                                             -------       -------     ----------   --------
      Net investment income (loss)......................        (370)         (250)       135,201       (130)
                                                             -------       -------     ----------   --------

   Proceeds from mutual fund shares sold................      18,888         6,685        907,880    179,871
   Cost of mutual fund shares sold......................     (20,915)      (11,004)    (1,064,804)  (179,868)
                                                             -------       -------     ----------   --------
      Realized gain (loss) on investments...............      (2,027)       (4,319)      (156,924)         3
   Change in unrealized gain (loss)
      on investments....................................     (30,532)      (18,026)    (1,661,226)        (3)
                                                             -------       -------     ----------   --------
      Net gain (loss) on investments....................     (32,559)      (22,345)    (1,818,150)        --
                                                             -------       -------     ----------   --------
   Reinvested capital gains.............................       1,902            --             --         --
                                                             -------       -------     ----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations............     (31,027)      (22,595)    (1,682,949)      (130)
                                                             =======       =======     ==========   ========


See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY
Years Ended December 31,2002 and 2001

                                                        Total               ACVPIncGr3       ACVPUltra3        ACVPVal3
                                              -------------------------   --------------   --------------   --------------
Investment activity:                             2002           2001        2002    2001     2002    2001     2002    2001
                                              ------------   ----------   -------   ----   -------   ----   -------   ----
   Net investment income (loss) ...........   $   (213,514)       8,858    (1,262)    --      (405)    --    (1,163)    --
   Realized gain (loss) on investments ....    (15,991,990)  (3,854,297)   (2,352)    --      (906)    --    (6,190)    --
   Change in unrealized gain (loss)
      on investments ......................     (1,819,908)   2,185,033    (4,481)    --   (10,254)    --     3,710     --
   Reinvested capital gains ...............        400,547      776,526        --     --        --     --        --     --
                                              ------------   ----------   -------   ----   -------    ---   -------    ---
      Net increase (decrease) in contract
         owners'equity resulting from
         operations .......................    (17,624,865)    (883,880)   (8,095)    --   (11,565)    --    (3,643)    --
                                              ------------   ----------   -------   ----   -------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............    199,127,463   26,670,601   141,758     --   102,591     --   211,163     --
   Transfers between funds ................             --           --   243,292     --   166,321     --   162,704     --
   Redemptions (note 3) ...................    (16,262,507)  (2,089,190)    (634)     --      (245)    --   (14,325)    --
   Annuity benefits .......................        (19,565)     (25,021)       --     --        --     --        --     --
   Annual contract maintenance charges
      (note 2) ............................         (4,228)      (5,044)       --     --        --     --        --     --
   Contingent deferred sales charges
      (note 2) ............................       (107,757)          --        --     --        --     --        --     --
   Adjustments to maintain reserves .......        (62,701)      37,473       (22)    --       (14)    --       (10)    --
                                              ------------   ----------   -------   ----   -------    ---   -------    ---
         Net equity transactions ..........    182,670,705   24,588,819   384,394     --   268,653     --   359,532     --
                                              ------------   ----------   -------   ----   -------    ---   -------    ---

Net change in contract owners'equity ......    165,045,840   23,704,939   376,299     --   257,088     --   355,889     --
Contract owners'equity beginning
   of period ..............................     33,802,859   10,097,920        --     --        --     --        --     --
                                              ------------   ----------   -------   ----   -------    ---   -------    ---
Contract owners'equity end of period ......   $198,848,699   33,802,859   376,299     --   257,088     --   355,889     --
                                              ============   ==========   =======   ====   =======    ===   =======    ===
CHANGES IN UNITS:
   Beginning units ........................      2,890,079      329,057        --     --        --     --        --     --
                                              ------------   ----------   -------   ----   -------    ---   -------    ---
   Units purchased ........................     21,599,479    3,311,359    45,835     --    32,325     --    42,688     --
   Units redeemed .........................     (3,574,345)    (750,337)      (75)    --       (29)    --    (1,519)    --
                                              ------------   ----------   -------   ----   -------    ---   -------    ---
   Ending units ...........................     20,915,213    2,890,079    45,760     --    32,296     --    41,169     --
                                              ============   ==========   =======   ====   =======    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                FidVIPEIS2R       FidVIPGrS2R     FidVIPConS2R       GVITGvtBd3
                                              ---------------   --------------   --------------   ----------------
Investment activity:                            2002     2001     2002    2001     2002    2001      2002     2001
                                              --------   ----   -------   ----   -------   ----   ---------   ----
   Net investment income (loss)............   $   (885)    --      (168)    --    (1,476)    --      75,356     --
   Realized gain (loss) on investments.....     (3,935)    --      (392)    --      (909)    --      16,023     --
   Change in unrealized gain (loss)
      on investments.......................     (2,832)    --    (5,590)    --    (6,026)    --      28,392     --
   Reinvested capital gains................         --     --        --     --        --     --      53,765     --
                                              --------    ---   -------    ---   -------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................     (7,652)    --    (6,150)    --    (8,411)    --     173,536     --
                                              --------    ---   -------    ---   -------    ---   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3).............    178,763     --   103,068     --   222,688     --     658,864     --
   Transfers between funds.................    231,152     --    39,572     --   507,773     --   6,845,112     --
   Redemptions (note 3)....................    (13,994)    --      (804)    --      (186)    --     (55,524)    --
   Annuity benefits........................         --     --        --     --        --     --          --     --
   Annual contract maintenance charges
      (note 2).............................         --     --        --     --        --     --          --     --
   Contingent deferred sales charges
      (note 2).............................         --     --        --     --        --     --          --     --
   Adjustments to maintain reserves........         (9)    --        (2)    --       (14)    --          43     --
                                              --------    ---   -------    ---   -------    ---   ---------    ---
         Net equity transactions...........    395,912     --   141,834     --   730,261     --   7,448,495     --
                                              --------    ---   -------    ---   -------    ---   ---------    ---

Net change in contract owners' equity......    388,260     --   135,684     --   721,850     --   7,622,031     --
Contract owners' equity beginning
   of period...............................         --     --        --     --        --     --          --     --
                                              --------    ---   -------    ---   -------    ---   ---------    ---
Contract owners' equity end of period......   $388,260     --   135,684     --   721,850     --   7,622,031     --
                                              ========    ===   =======    ===   =======    ===   =========    ===

CHANGES IN UNITS:
   Beginning units.........................         --     --        --     --        --     --          --     --
                                              --------    ---   -------    ---   -------    ---   ---------    ---
   Units purchased.........................     49,017     --    18,317     --    83,638     --     713,092     --
   Units redeemed..........................     (1,566)    --      (102)    --       (21)    --      (5,199)    --
                                              --------    ---   -------    ---   -------    ---   ---------    ---
   Ending units............................     47,451     --    18,215     --    83,617     --     707,893     --
                                              ========    ===   =======    ===   =======    ===   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      GVITMyMkt2            GVITSmCapGr3    GVITSmCapVal3    GVITSmComp3
                                              --------------------------   --------------   -------------   ------------
Investment activity:                             2002           2001        2002     2001    2002    2001    2002    2001
                                              ------------   -----------   -------   ----   ------   ----   ------   ----
   Net investment income (loss)............   $   (401,604)       (5,960)     (110)    --      (85)    --     (155)    --
   Realized gain (loss) on investments.....             --            --    (4,702)    --   (1,634)    --     (595)    --
   Change in unrealized gain (loss)
      on investments.......................             --            --       (38)    --      575     --   (1,901)    --
   Reinvested capital gains................             --            --        --     --       70     --       --     --
                                              ------------   -----------   -------    ---   ------    ---   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................       (401,604)       (5,960)   (4,850)    --   (1,074)    --   (2,651)    --
                                              ------------   -----------   -------    ---   ------    ---   ------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3).............    160,681,437    26,279,966    80,057     --   26,887     --   53,908     --
   Transfers between funds.................    (53,818,827)  (11,987,376)  (57,052)    --   37,070     --       54     --
   Redemptions (note 3)....................    (12,563,852)     (503,020)     (666)    --      (71)    --       --     --
   Annuity benefits........................             --            --        --     --       --     --       --     --
   Annual contract maintenance charges
      (note 2).............................             --            --        --     --       --     --       --     --
   Contingent deferred sales charges
      (note 2).............................        (74,151)           --        --     --       --     --       --     --
   Adjustments to maintain reserves........         (4,167)          (19)       (4)    --       (9)    --       (8)    --
                                              ------------   -----------   -------    ---   ------    ---   ------    ---
         Net equity transactions...........     94,220,440    13,789,551    22,335     --   63,877     --   53,954     --
                                              ------------   -----------   -------    ---   ------    ---   ------    ---

Net change in contract owners' equity......     93,818,836    13,783,591    17,485     --   62,803     --   51,303     --
Contract owners' equity beginning
   of period...............................     13,783,591            --        --     --       --     --       --     --
                                              ------------   -----------   -------    ---   ------    ---   ------    ---
Contract owners' equity end of period......   $107,602,427    13,783,591    17,485     --   62,803     --   51,303     --
                                              ============   ===========   =======    ===   ======    ===   ======    ===

CHANGES IN UNITS:
   Beginning units.........................      1,379,982            --        --     --       --     --       --     --
                                              ------------   -----------   -------    ---   ------    ---   ------    ---
   Units purchased.........................     12,240,065     1,824,562     3,458     --    8,832     --    6,534     --
   Units redeemed..........................     (2,768,912)     (444,580)   (1,021)    --      (10)    --       --     --
                                              ------------   -----------   -------    ---   ------    ---   ------    ---
   Ending units............................     10,851,135     1,379,982     2,437     --    8,822     --    6,534     --
                                              ============   ===========   =======    ===   ======    ===   ======    ===

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 GVITSMdCpGr3      GVITTotRt3           RyArktos              RyBank
                                                --------------   --------------   --------------------   ----------------
Investment activity:                              2002    2001    2002     2001      2002       2001       2002     2001
                                                -------   ----   -------   ----   ---------   --------   -------   ------
   Net investment income (loss) .............   $  (116)    --       715     --      11,949     (4,836)   (8,811)     (24)
   Realized gain (loss) on investments ......       (15)    --      (861)    --    (297,085)  (661,424)   46,163      470
   Change in unrealized gain (loss)
      on investments ........................    (3,016)    --    (3,568)    --     114,887       (340)   (5,759)    (603)
   Reinvested capital gains .................        --     --        --     --          --         --        --       --
                                                -------    ---   -------    ---   ---------   --------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    (3,147)    --    (3,714)    --    (170,249)  (666,600)   31,593     (157)
                                                -------    ---   -------    ---   ---------   --------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............    18,774     --   148,648     --     385,861     (1,572)  399,535      590
   Transfers between funds ..................    31,866     --   254,087     --   6,911,771    692,902   436,497   93,198
   Redemptions (note 3) .....................        --     --      (403)    --    (303,871)        --   (51,502)      --
   Annuity benefits .........................        --     --        --     --          --         --        --       --
   Annual contract maintenance charges
      (note 2) ..............................        --     --        --     --          --         --        --       --
   Contingent deferred sales charges
      (note 2) ..............................        --     --        --     --      (4,579)        --      (783)      --
   Adjustments to maintain reserves .........        (4)    --       (20)    --      14,940       (136)   12,838       --
                                                -------    ---   -------    ---   ---------   --------   -------   ------
         Net equity transactions ............    50,636     --   402,312     --   7,004,122    691,194   796,585   93,788
                                                -------    ---   -------    ---   ---------   --------   -------   ------

Net change in contract owners' equity .......    47,489     --   398,598     --   6,833,873     24,594   828,178   93,631
Contract owners' equity beginning
   of period ................................        --     --        --     --      24,594         --    93,631       --
                                                -------    ---   -------    ---   ---------   --------   -------   ------
Contract owners' equity end of period .......   $47,489     --   398,598     --   6,858,467     24,594   921,809   93,631
                                                =======    ===   =======    ===   =========   ========   =======   ======

CHANGES IN UNITS:
   Beginning units ..........................        --     --        --     --       3,558         --     9,088       --
                                                -------    ---   -------    ---   ---------   --------   -------   ------
   Units purchased ..........................     6,721     --    49,279     --     779,164      3,558    87,202    9,088
   Units redeemed ...........................        --     --       (49)    --     (29,950)        --    (4,783)      --
                                                -------    ---   -------    ---   ---------   --------   -------   ------
   Ending units .............................     6,721     --    49,230     --     752,772      3,558    91,507    9,088
                                                =======    ===   =======    ===   =========   ========   =======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     RyBasicM             RyBioTech           RyConsProd            RyElec
                                                ------------------   ------------------   -----------------   -----------------
Investment activity:                              2002       2001      2002       2001       2002      2001     2002      2001
                                                --------   -------   ---------   ------   ---------   -----   --------   ------
   Net investment income (loss) .............   $ (4,295)     (203)    (11,118)     (40)    (12,428)     (5)    (7,874)     (40)
   Realized gain (loss) on investments ......   (227,152)  (23,598)   (744,646)    (200)   (135,129)    444   (620,240)  (1,370)
   Change in unrealized gain (loss)
      on investments ........................     (1,434)       (3)    (19,575)  (1,385)    (16,960)     17     (4,254)  (2,737)
   Reinvested capital gains .................         --        --       1,974       --       2,365      --      7,136       --
                                                --------   -------   ---------   ------   ---------   -----   --------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   (232,881)  (23,804)   (773,365)  (1,625)   (162,152)    456   (625,232)  (4,147)
                                                --------   -------   ---------   ------   ---------   -----   --------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............    434,470        --     129,190      590     568,033     590    205,566      590
   Transfers between funds ..................    104,868    25,937     983,750   39,435     952,513      85    697,082   62,691
   Redemptions (note 3) .....................     (8,808)       --     (21,576)      --     (68,703)     --    (49,454)      --
   Annuity benefits .........................         --        --          --       --          --      --         --       --
   Annual contract maintenance charges
      (note 2) ..............................         --        --          --       --          --      --         --       --
   Contingent deferred sales charges
      (note 2) ..............................        (62)       --          --       --        (825)     --         (1)      --
   Adjustments to maintain reserves .........       (797)      (1)       3,211       --         508      --    (29,787)       2
                                                --------   -------   ---------   ------   ---------   -----   --------   ------
         Net equity transactions ............    529,671    25,936   1,094,575   40,025   1,451,526     675    823,406   63,283
                                                --------   -------   ---------   ------   ---------   -----   --------   ------

Net change in contract owners' equity .......    296,790     2,132     321,210   38,400   1,289,374   1,131    198,174   59,136
Contract owners' equity beginning
   of period ................................      2,132        --      38,400       --       1,131      --     59,136       --
                                                --------   -------   ---------   ------   ---------   -----   --------   ------
Contract owners' equity end of period .......   $298,922     2,132     359,610   38,400   1,290,505   1,131    257,310   59,136
                                                ========   =======   =========   ======   =========   =====   ========   ======

CHANGES IN UNITS:
   Beginning units ..........................        192        --       3,359       --         109      --      4,181       --
                                                --------   -------   ---------   ------   ---------   -----   --------   ------
   Units purchased ..........................     31,531       192      56,071    3,359     136,782     109     33,073    4,181
   Units redeemed ...........................       (499)       --      (1,046)      --      (5,668)     --     (1,633)      --
                                                --------   -------   ---------   ------   ---------   -----   --------   ------
   Ending units .............................     31,224       192      58,384    3,359     131,223     109     35,621    4,181
                                                ========   =======   =========   ======   =========   =====   ========   ======

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     RyEnergy            RyEnSvc             RyFinSvc           RyHealthC
                                               ------------------   ------------------   ----------------   ----------------
Investment activity:                              2002       2001     2002       2001      2002     2001       2002     2001
                                               ----------   -----   --------   -------   -------   ------   ---------   ----
   Net investment income (loss) ............   $  (10,269)    (10)   (12,480)     (460)   (6,684)     (17)    (12,982)   (10)
   Realized gain (loss) on investments .....       29,349     445   (410,894)   27,273    (5,743)      --    (238,409)  (651)
   Change in unrealized gain (loss)
      on investments .......................      (14,500)    206    (35,120)   (1,532)   (9,610)     448     (17,394)     1
   Reinvested capital gains ................           --      --     41,888        --     1,918       --       1,202     --
                                               ----------   -----   --------   -------   -------   ------   ---------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................        4,580     641   (416,606)   25,281   (20,119)     431    (267,583)  (660)
                                               ----------   -----   --------   -------   -------   ------   ---------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      416,750     590    242,685       945   275,468      590     334,995    236
   Transfers between funds .................    1,062,723   3,338    667,232   398,078   258,117   34,337   1,026,984    653
   Redemptions (note 3) ....................      (92,047)     --    (78,655)       --   (23,835)      --     (91,141)    --
   Annuity benefits ........................           --      --         --        --        --       --          --     --
   Annual contract maintenance charges
      (note 2) .............................           --      --         --        --        --       --          --     --
   Contingent deferred sales charges
      (note 2) .............................       (1,473)     --       (124)       --      (581)      --      (1,311)    --
   Adjustments to maintain reserves ........         (160)      1        138        (1)     (112)       1        (394)    --
                                               ----------   -----   --------   -------   -------   ------   ---------   ----
         Net equity transactions ...........    1,385,793   3,929    831,276   399,022   509,057   34,928   1,269,133    889
                                               ----------   -----   --------   -------   -------   ------   ---------   ----

Net change in contract owners' equity ......    1,390,373   4,570    414,670   424,303   488,938   35,359   1,001,550    229
Contract owners' equity beginning
   of period ...............................        4,570      --    424,303        --    35,359       --         229     --
                                               ----------   -----   --------   -------   -------   ------   ---------   ----
Contract owners' equity end of period ......   $1,394,943   4,570    838,973   424,303   524,297   35,359   1,001,779    229
                                               ==========   =====   ========   =======   =======   ======   =========   ====

CHANGES IN UNITS:
   Beginning units .........................          444      --     33,477        --     3,379       --          23     --
                                               ----------   -----   --------   -------   -------   ------   ---------   ----
   Units purchased .........................      167,210     444     46,253    33,477    58,821    3,379     139,475     23
   Units redeemed ..........................       (9,252)     --     (3,409)       --    (2,412)      --      (8,232)    --
                                               ----------   -----   --------   -------   -------   ------   ---------   ----
   Ending units ............................      158,402     444     76,321    33,477    59,788    3,379     131,266     23
                                               ==========   =====   ========   =======   =======   ======   =========   ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      RyNet              RyLgCapEuro           RyLgCapJapan          RyLeisure
                                               -------------------   -------------------   -------------------   -----------------
Investment activity:                             2002       2001        2002       2001       2002       2001      2002      2001
                                               --------   --------   ---------   -------   ----------   ------   --------   ------
   Net investment income (loss) ............   $ (4,353)      (195)    (13,995)     (458)     (24,661)    (278)    (9,756)     (33)
   Realized gain (loss) on investments .....    223,909   (341,456)   (735,211)   (9,063)  (1,012,950)   6,639   (244,050)      --
   Change in unrealized gain (loss)
      on investments .......................    (13,844)       (26)       (802)    3,183       63,962       --    (23,237)     625
   Reinvested capital gains ................         --         --      24,350        --        6,169       --         --       --
                                               --------   --------   ---------   -------   ----------   ------   --------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    205,712   (341,677)   (725,658)   (6,338)    (967,480)   6,361   (277,043)     592
                                               --------   --------   ---------   -------   ----------   ------   --------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    102,688         --     294,973     1,705      143,281       --    316,121       --
   Transfers between funds .................     72,315    342,348   1,868,438   395,258    3,421,711   (6,361)   505,009   37,109
   Redemptions (note 3) ....................    (40,518)        --     (39,010)     (737)     (65,299)      --    (50,423)      --
   Annuity benefits ........................         --         --          --        --           --       --         --       --
   Annual contract maintenance charges
      (note 2) .............................         --         --          --        --           --       --         --       --
   Contingent deferred sales charges
      (note 2) .............................        (23)        --        (223)       --           --       --       (826)      --
   Adjustments to maintain reserves ........       (637)       (10)     (4,423)        4         (698)      --     23,140        1
                                               --------   --------   ---------   -------   ----------   ------   --------   ------
         Net equity transactions ...........    133,825    342,338   2,119,755   396,230    3,498,995   (6,361)   793,021   37,110
                                               --------   --------   ---------   -------   ----------   ------   --------   ------

Net change in contract owners' equity ......    339,537        661   1,394,097   389,892    2,531,515       --    515,978   37,702
Contract owners' equity beginning
   of period ...............................        661         --     389,892        --           --       --     37,702       --
                                               --------   --------   ---------   -------   ----------   ------   --------   ------
Contract owners' equity end of period ......   $340,198        661   1,783,989   389,892    2,531,515       --    553,680   37,702
                                               ========   ========   =========   =======   ==========   ======   ========   ======

CHANGES IN UNITS:
   Beginning units .........................         47         --      35,296        --           --       --      3,229       --
                                               --------   --------   ---------   -------   ----------   ------   --------   ------
   Units purchased .........................     51,588         47     196,895    35,361      363,749      529     56,258    3,229
   Units redeemed ..........................     (8,164)        --      (3,427)      (65)      (6,427)    (529)    (3,077)      --
                                               --------   --------   ---------   -------   ----------   ------   --------   ------
   Ending units ............................     43,471         47     228,764    35,296      357,322       --     56,410    3,229
                                               ========   ========   =========   =======   ==========   ======   ========   ======

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  RyMedius             RyMekros                RyNova               RyOTC
                                           --------------------  ---------------------  -------------------  -------------------
Investment activity:                           2002       2001      2002       2001        2002      2001       2002      2001
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------
   Net investment income (loss) .........  $   (19,810)  (1,186)    (51,832)    (1,527)    100,702     (910)    (31,595)    (645)
   Realized gain (loss) on investments ..   (1,204,275)  93,753  (1,965,775)   (13,777) (1,642,105)  (7,188) (1,978,459) (28,558)
   Change in unrealized gain (loss)
      on investments ....................      (17,842)  (1,197)   (141,823)    (7,134)    (84,853)   6,609      (2,011) (15,758)
   Reinvested capital gains .............       53,699    6,662     172,575      8,594          --       --          --       --
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................   (1,188,228)  98,032  (1,986,855)   (13,844) (1,626,256)  (1,489) (2,012,065) (44,961)
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      292,281       --   8,101,327         31     517,134   40,000     199,542       --
   Transfers between funds ..............    2,700,187  340,086  (4,100,688) 8,215,986   4,195,231  876,996   3,519,305  476,619
   Redemptions (note 3) .................      (44,779)    (748)   (107,433)      (500)   (130,956)  (1,497)   (106,977)    (499)
   Annuity benefits .....................           --       --          --         --          --       --          --       --
   Annual contract maintenance
      charges (note 2) ..................           --       --          --         --          --       --          --       --
   Contingent deferred sales charges
      (note 2) ..........................         (439)      --        (468)        --      (1,636)      --      (1,220)      --
   Adjustments to maintain reserves .....       (9,471)    (217)    (38,963)    76,867     (20,905)       9      (6,964)      12
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------
      Net equity transactions ...........    2,937,779  339,121   3,853,775  8,292,384   4,558,868  915,508   3,603,686  476,132
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------

Net change in contract owners' equity ...     1,749,551  437,153   1,866,920  8,278,540   2,932,612  914,019   1,591,621  431,171
Contract owners' equity beginning
   of period ............................      437,153       --   8,278,540         --     914,019       --     431,171       --
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------
Contract owners'equity end of period ....  $ 2,186,704  437,153  10,145,460  8,278,540   3,846,631  914,019   2,022,792  431,171
                                           ===========  =======  ==========  =========  ==========  =======  ==========  =======

CHANGES IN UNITS:
   Beginning units ......................       35,445       --     651,243         --      81,264       --      31,958       --
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------
   Units purchased ......................      205,474   35,523     806,823    651,283     471,186   81,396     222,900   31,991
   Units redeemed .......................       (2,985)     (78)   (205,551)       (40)    (12,405)    (132)     (6,063)     (33)
                                           -----------  -------  ----------  ---------  ----------  -------  ----------  -------
   Ending units .........................      237,934   35,445   1,252,515    651,243     540,045   81,264     248,795   31,958
                                           ===========  =======  ==========  =========  ==========  =======  ==========  =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 RyPrecMet         RyRealEst           RyRetail          RySectRot
                                           ------------------  ------------------  -----------------  ---------------
Investment activity:                           2002     2001      2002     2001      2002     2001       2002    2001
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----
   Net investment income (loss) .........  $  (31,438)    (37)    12,143      317    (4,943)     (90)   (16,860)   --
   Realized gain (loss) on investments ..    (110,604)    714    (41,179)  62,907   (91,182)   1,782   (424,238)   --
   Change in unrealized gain (loss)
      on investments ....................      93,388  (1,077)    (5,942)    (305)   (7,472)     (46)  (116,445)   --
   Reinvested capital gains .............          --      --        373       --     4,421       --         --    --
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----
   Net increase (decrease) in
      contract owners' equity
      resulting from operations .........     (48,654)   (400)   (34,605)  62,919   (99,176)   1,646   (557,543)   --
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,086,539   9,950     88,292  (61,642)  236,873       --  3,281,788    --
   Transfers between funds ..............   6,163,862  46,492    971,489   57,024  (566,804) 693,590    485,244    --
   Redemptions (note 3) .................    (230,304)     --     (7,974)      --   (82,895)      --    (44,619)   --
   Annuity benefits .....................          --      --         --       --        --       --         --    --
   Annual contract maintenance
      charges (note 2) ..................          --      --         --       --        --       --         --    --
   Contingent deferred sales charges
      (note 2) ..........................      (3,781)     --         --       --      (367)      --       (179)   --
   Adjustments to maintain reserves .....       6,125      (1)      (297)      11       433       (1)     2,471    --
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----
      Net equity transactions ...........   7,022,441  56,441  1,051,510   (4,607) (412,760) 693,589  3,724,705    --
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----

Net change in contract owners'equity        6,973,787  56,041  1,016,905   58,312  (511,936) 695,235  3,167,162    --
Contract owners' equity beginning
   of period ............................      56,041      --     58,312       --   695,235       --         --    --
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----
Contract owners' equity end of period ...  $7,029,828  56,041  1,075,217   58,312   183,299  695,235  3,167,162    --
                                           ==========  ======  =========  =======  ========  =======  =========  ====

CHANGES IN UNITS:
   Beginning units ......................       5,933      --      5,572       --    58,791       --         --    --
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----
   Units purchased ......................     528,347   5,933    100,539    5,572    22,160   58,791    416,825    --
   Units redeemed .......................     (15,780)     --       (745)      --   (60,781)      --     (4,823)   --
                                           ----------  ------  ---------  -------  --------  -------  ---------  ----
   Ending units .........................     518,500   5,933    105,366    5,572    20,170   58,791    412,002    --
                                           ==========  ======  =========  =======  ========  =======  =========  ====

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 RyTech               RyTele            RyTitan500            RyTrans
                                           -------------------   ---------------   --------------------   ---------------
Investment activity:                          2002       2001      2002     2001      2002       2001       2002     2001
                                           ----------   ------   -------   -----   ---------   --------   -------   -----
   Net investment income (loss) .........  $   (5,062)     (25)   (5,214)     (1)    (15,708)    (1,312)   (4,597)     (1)
   Realized gain (loss) on investments...    (161,778)     102   108,902     (18)   (693,729)  (287,980)   41,911       4
   Change in unrealized gain (loss)
      on investments ....................     (97,232)  (2,284)  (56,499)    (23)     (2,645)        26    (4,491)     (7)
   Reinvested capital gains .............      21,717       --        --      --       5,023         --        --      --
                                           ----------   ------   -------   -----   ---------   --------   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (242,355)  (2,207)   47,189     (42)   (707,059)  (289,266)   32,823      (4)
                                           ----------   ------   -------   -----   ---------   --------   -------   -----
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     329,187       --   136,800     590     853,130    253,105   242,002      --
   Transfers between funds ..............     911,189   60,170   741,463     879   1,430,844     48,472   116,462   1,949
   Redemptions (note 3) .................     (42,969)      --   (34,058)     --     (94,968)        --    (1,630)     --
   Annuity benefits .....................          --       --        --      --          --         --        --      --
   Annual contract maintenance charges
      (note 2) ..........................          --       --        --      --          --         --        --      --
   Contingent deferred sales charges
      (note 2) ..........................          --       --    (1,198)     --      (1,421)        --        --      --
   Adjustments to maintain reserves .....      (3,650)       1      (350)      1      (2,834)       (33)      184      --
                                           ----------   ------   -------   -----   ---------   --------   -------   -----
         Net equity transactions ........   1,193,757   60,171   842,657   1,470   2,184,751    301,544   357,018   1,949
                                           ----------   ------   -------   -----   ---------   --------   -------   -----

Net change in contract owners' equity ...     951,402   57,964   889,846   1,428   1,477,692     12,278   389,841   1,945
Contract owners' equity beginning
   of period ............................      57,964       --     1,428      --      12,278         --     1,945      --
                                           ----------   ------   -------   -----   ---------   --------   -------   -----
Contract owners' equity end of period ...  $1,009,366   57,964   891,274   1,428   1,489,970     12,278   391,786   1,945
                                           ==========   ======   =======   =====   =========   ========   =======   =====

CHANGES IN UNITS:
   Beginning units ......................       4,346       --       139      --       1,055         --       161      --
                                           ----------   ------   -------   -----   ---------   --------   -------   -----
   Units purchased ......................     125,703    4,346   151,333     139     248,706      1,055    37,319     161
   Units redeemed .......................      (4,072)      --    (5,446)     --      (9,547)        --      (168)     --
                                           ----------   ------   -------   -----   ---------   --------   -------   -----
   Ending units .........................     125,977    4,346   146,026     139     240,214      1,055    37,312     161
                                           ==========   ======   =======   =====   =========   ========   =======   =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 RyUSGvtBd               RyUrsa
                                           ---------------------   ------------------
Investment activity:                           2002        2001       2002      2001
                                           -----------   -------   ---------   ------
   Net investment income (loss) .........  $   238,065       306      (2,920)    (842)
   Realized gain (loss) on
      investments .......................    1,865,403    (4,052)   (604,025)  50,272
   Change in unrealized gain (loss)
      on investments ....................      216,283     4,320     106,356      (72)
   Reinvested capital gains .............           --        --          --       --
                                           -----------   -------   ---------   ------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......    2,319,751       574    (500,589)  49,358
                                           -----------   -------   ---------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   14,717,907    83,530     824,812      (33)
   Transfers between funds ..............   (5,329,598)  268,076   7,789,697    9,566
   Redemptions (note 3) .................     (384,606)   (4,002)   (201,477)      --
   Annuity benefits .....................           --        --          --       --
   Annual contract maintenance charges
      (note 2) ..........................           --        --          --       --
   Contingent deferred sales charges
      (note 2) ..........................       (6,246)       --      (3,221)      --
   Adjustments to maintain reserves .....       (2,639)      (83)         28      (15)
                                           -----------   -------   ---------   ------
         Net equity transactions ........    8,994,818   347,521   8,409,839    9,518
                                           -----------   -------   ---------   ------

Net change in contract owners' equity ...   11,314,569   348,095   7,909,250   58,876
Contract owners' equity beginning
   of period ............................      348,095        --      58,876       --
                                           -----------   -------   ---------   ------
Contract owners' equity end of period ...  $11,662,664   348,095   7,968,126   58,876
                                           ===========   =======   =========   ======

CHANGES IN UNITS:
   Beginning units ......................       36,066        --       6,489       --
                                           -----------   -------   ---------   ------
   Units purchased ......................    1,276,229    36,472     743,520    6,489
   Units redeemed .......................     (278,916)     (406)    (16,612)      --
                                           -----------   -------   ---------   ------
   Ending units .........................    1,033,379    36,066     733,397    6,489
                                           ===========   =======   =========   ======

                                                 RyUtil                 RyVel100
                                           ------------------   -----------------------
Investment activity:                          2002      2001       2002         2001
                                           ---------   ------   ----------   ----------
   Net investment income (loss) .........     (6,627)     (35)     (43,154)      (9,419)
   Realized gain (loss) on
      investments .......................   (138,562)   3,127   (4,410,472)   1,321,065
   Change in unrealized gain (loss)
      on investments ....................     29,571      322      (29,795)        (329)
   Reinvested capital gains .............         --       --           --           --
                                           ---------   ------   ----------   ----------
      Net increase (decrease) in
         contract owners'equity
         resulting from operations ......   (115,618)   3,414   (4,483,421)   1,311,317
                                           ---------   ------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     81,185       --    1,260,442       60,250
   Transfers between funds ..............  2,230,007   56,317    5,129,977   (1,283,856)
   Redemptions (note 3) .................    (19,882)      --     (255,027)          --
   Annuity benefits .....................         --       --           --           --
   Annual contract maintenance charges
      (note 2) ..........................         --       --           --           --
   Contingent deferred sales charges
      (note 2) ..........................       (119)      --       (2,107)          --
   Adjustments to maintain reserves .....        (27)       1        1,646      (39,273)
                                           ---------   ------   ----------   ----------
         Net equity transactions ........  2,291,164   56,318    6,134,931   (1,262,879)
                                           ---------   ------   ----------   ----------

Net change in contract owners' equity ...  2,175,546   59,732    1,651,510       48,438
Contract owners' equity beginning
   of period ............................     59,732       --       48,438           --
                                           ---------   ------   ----------   ----------
Contract owners' equity end of period ...  2,235,278   59,732    1,699,948       48,438
                                           =========   ======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      6,401       --        3,156           --
                                           ---------   ------   ----------   ----------
   Units purchased ......................    357,645    6,401      378,675        6,171
   Units redeemed .......................     (3,025)      --      (13,995)      (3,015)
                                           ---------   ------   ----------   ----------
   Ending units .........................    361,021    6,401      367,836        3,156
                                           =========   ======   ==========   ==========


NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              SBGSFundVal         SBSFIHiGr         SBTSIntlGro            SBTSLgCap
                                           ------------------   -------------   ------------------   ----------------------
Investment activity:                         2002      2001     2002    2001     2002       2001        2002        2001
                                           --------   -------   ----   ------   -------   --------   ----------   ---------
   Net investment income (loss) .........  $   (370)     (999)    --      (11)     (250)    (1,889)     135,201          82
   Realized gain (loss) on investments ..    (2,027)    3,664     --     (183)   (4,319)     1,748     (156,924)       (219)
   Change in unrealized gain (loss)
      on investments ....................   (30,532)  (30,920)    --      269   (18,026)   (60,802)  (1,661,226)    (23,399)
   Reinvested capital gains .............     1,902    16,932     --       --        --         --           --       6,106
                                           --------   -------   ----   ------   -------   --------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (31,027)  (11,323)    --       75   (22,595)   (60,943)  (1,682,949)    (17,430)
                                           --------   -------   ----   ------   -------   --------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        --        --     --       --        --         --           --          --
   Transfers between funds ..............   (10,637)       --     --       --    (5,722)   (42,231)     (11,303)  6,455,339
   Redemptions (note 3) .................    (6,625)  (31,624)    --   (7,624)       --    (63,199)    (656,405)         --
   Annuity benefits .....................        --        --     --       --        --         --      (19,206)         --
   Annual contract maintenance charges
      (note 2) ..........................       (61)     (101)    --       (3)      (31)       (43)      (3,848)        (54)
   Contingent deferred sales charges
      (note 2) ..........................        --        --     --       --        --         --         (393)         --
   Adjustments to maintain reserves .....        --       (12)    --        3        (4)       (10)     123,117           3
                                           --------   -------   ----   ------   -------   --------   ----------   ---------
         Net equity transactions ........   (17,323)  (31,737)    --   (7,624)   (5,757)  (105,483)    (568,038)  6,455,288
                                           --------   -------   ----   ------   -------   --------   ----------   ---------

Net change in contract owners' equity ...   (48,350)  (43,060)    --   (7,549)  (28,352)  (166,426)  (2,250,987)  6,437,858
Contract owners' equity beginning
   of period ............................   145,095   188,155     --    7,549    86,077    252,503    6,623,962     186,104
                                           --------   -------   ----   ------   -------   --------   ----------   ---------
Contract owners' equity end of period ...  $ 96,745   145,095     --       --    57,725     86,077    4,372,975   6,623,962
                                           ========   =======   ====   ======   =======   ========   ==========   =========

CHANGES IN UNITS:
   Beginning units ......................     7,263     8,805     --      623     8,169     16,278      432,693      11,018
                                           --------   -------   ----   ------   -------   --------   ----------   ---------
   Units purchased ......................        --        --     --       --        --         --           --     421,675
   Units redeemed .......................    (1,028)   (1,542)    --     (623)     (699)    (8,109)     (51,297)         --
                                           --------   -------   ----   ------   -------   --------   ----------   ---------
   Ending units .........................     6,235     7,263     --       --     7,470      8,169      381,396     432,693
                                           ========   =======   ====   ======   =======   ========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 SBTSMMkt             SBVAFIncGro         SBVAFResAcct     SBVAFUSGovHQ
                                           -------------------   ---------------------   --------------   ---------------
Investment activity:                          2002      2001       2002        2001      2002    2001     2002     2001
                                           ---------   -------   --------   ----------   ----   -------   ----   --------
   Net investment income (loss) .........  $    (130)      329         --       16,590     --     2,005     --     20,727
   Realized gain (loss) on investments ..          3        --         --   (4,018,633)    --    (3,547)    --    (26,789)
   Change in unrealized gain (loss)
      on investments ....................         (3)       --         --    2,305,380     --     2,036     --     11,570
   Reinvested capital gains .............         --        --         --      738,232     --        --     --         --
                                           ---------   -------   --------   ----------   ----   -------   ----   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       (130)      329         --     (958,431)    --       494     --      5,508
                                           ---------   -------   --------   ----------   ----   -------   ----   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........         --        --         --           --     --        --     --         --
   Transfers between funds ..............     27,661   454,381         --   (6,413,107)    --   (26,956)    --   (427,424)
   Redemptions (note 3) .................   (173,377)       --         --   (1,434,283)    --   (10,750)    --    (30,707)
   Annuity benefits .....................       (359)       --         --      (23,561)    --        --     --     (1,460)
   Annual contract maintenance charges
      (note 2) ..........................       (288)      (30)        --       (4,515)    --       (43)    --       (255)
   Contingent deferred sales charges
      (note 2) ..........................         --        --         --           --     --        --     --         --
   Adjustments to maintain reserves .....        365         7   (124,134)         341     --        13   (359)         7
                                           ---------   -------   --------   ----------   ----   -------   ----   --------
         Net equity transactions ........   (145,998)  454,358   (124,134)  (7,875,125)    --   (37,736)  (359)  (459,839)
                                           ---------   -------   --------   ----------   ----   -------   ----   --------

Net change in contract owners' equity ...   (146,128)  454,687   (124,134)  (8,833,556)    --   (37,242)  (359)  (454,331)
Contract owners' equity beginning
   of period ............................    468,674    13,987    124,134    8,957,690     --    37,242    359    454,690
                                           ---------   -------   --------   ----------   ----   -------   ----   --------
Contract owners' equity end of period ...  $ 322,546   468,674         --      124,134     --        --     --        359
                                           =========   =======   ========   ==========   ====   =======   ====   ========

CHANGES IN UNITS:
   Beginning units ......................     37,571     1,148         --      261,552     --     2,588     --     27,045
                                           ---------   -------   --------   ----------   ----   -------   ----   --------
   Units purchased ......................      2,222    36,423         --           --     --        --     --         --
   Units redeemed .......................    (13,925)       --         --     (261,552)    --    (2,588)    --    (27,045)
                                           ---------   -------   --------   ----------   ----   -------   ----   --------
   Ending units .........................     25,868    37,571         --           --     --        --     --         --
                                           =========   =======   ========   ==========   ====   =======   ====   ========

See accompanying notes to financial statements.

===============================================================================

                          NATIONWIDE VARIABLE ACCOUNT-4
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

             Portfolios of the American Century Variable Portfolios, Inc.(American Century VP);
                American Century VP - Income & Growth Fund - Class III (ACVPIncGr3)
                American Century VP - Ultra(R) Fund - Class III (ACVPUltra3) American Century VP - Value Fund - Class III (ACVPVal3)

             Portfolio of the Federated Insurance Series (Federated IS);
                Federated IS - Federated Quality Bond Fund II - Primary Shares (FedQualBd)*

             Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity Income Portfolio - Service Class 2 R (FidVIPEIS2R)
                Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FidVIPGrS2R)

             Portfolio of the Fidelity(R) Variable Insurance Products Fund II
                (Fidelity(R) VIP II);
                 Fidelity(R) VIP II - Contrafund(R) Portfolio: Service Class 2 R
                    (FidVIPConS2R)

             Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate Account Trust);
                Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3) Gartmore GVIT Money Market Fund - Class II (GVITMyMkt2) Gartmore GVIT Small Cap Growth Fund - Class III (GVITSmCapGr3) Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3) Gartmore GVIT Small Company Fund - Class III (GVITSmComp3) Gartmore GVIT Strong Mid Cap Growth Fund - Class III (GVITMdCpGr3)
                Gartmore GVIT Total Return Fund - Class III (GVITTotRt3)

             Portfolios of the Rydex Variable Trust;
                Rydex Variable Trust - Arktos Fund (RyArktos)
                Rydex Variable Trust - Banking Fund (RyBank)
                Rydex Variable Trust - Basic Materials Fund (RyBasicM) Rydex Variable Trust - Biotechnology Fund (RyBioTech) Rydex Variable Trust - Consumer Products Fund (RyConsProd) Rydex Variable Trust - Electronics Fund (RyElec)
                Rydex Variable Trust - Energy Fund (RyEnergy)
                Rydex Variable Trust - Energy Services Fund (RyEnSvc) Rydex Variable Trust - Financial Services Fund (RyFinSvc) Rydex Variable Trust - Health Care Fund (RyHealthC)
                Rydex Variable Trust - Internet Fund (RyNet)
                Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, Continued

                Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan) Rydex Variable Trust - Leisure Fund (RyLeisure)
                Rydex Variable Trust - Medius Fund (RyMedius)
                Rydex Variable Trust - Mekros Fund (RyMekros)
                Rydex Variable Trust - Nova Fund (RyNova)
                Rydex Variable Trust - OTC Fund (RyOTC)
                Rydex Variable Trust - Precious Metals Fund (RyPrecMet) Rydex Variable Trust - Real Estate Fund (RyRealEst)
                Rydex Variable Trust - Retailing Fund (RyRetail)
                Rydex Variable Trust - Sector Rotation Fund (RySectRot) Rydex Variable Trust - Technology Fund (RyTech)
                Rydex Variable Trust - Telecommunications Fund (RyTele) Rydex Variable Trust - Titan 500 Fund (RyTitan500)
                Rydex Variable Trust - Transportation Fund (RyTrans)
                Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd) Rydex Variable Trust - Ursa Fund (RyUrsa)
                Rydex Variable Trust - Utilities Fund (RyUtil)
                Rydex Variable Trust - Velocity 100 Fund (RyVel100)

             Portfolios of the Smith Barney Greenwich Street Series Fund (Smith Barney GSSF);
                Smith Barney GSSF - Fundamental Value Portfolio (SBGSFundVal) Smith Barney GSSF - Intermediate High Grade Portfolio (SBGSIHiGr)*

             Portfolios of the Smith Barney Travelers Series Fund Inc. (Smith Barney TSF);
                Smith Barney TSF - International All Cap Growth Portfolio (formerly International Equity Portfolio) (SBTSIntlGro) Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap) Smith Barney TSF - Money Market Portfolio (SBTSMMkt)

             Portfolios of the Smith Barney Variable Account Funds (Smith Barney
             VAF);
                Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro)
                *
                Smith Barney VAF - The Reserve Account Portfolio (SBVAFResAcct)* Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio (SBVAFUSGovHQ)*

             Portfolio of the Stong GVIT (formerly Nationwide(R) Separate Account Trust);
                Strong GVIT Mid Cap Growth Fund - Class III (SGVITMdCpGr3)*

             *At December 31, 2002, contract owners' were not invested in the fund.

          Effective January 2002, due to certain underlying fund options no longer being available within the Account, assets of contract owners invested in the Smith Barney Variable Account Fund (VAF) - The Income and Growth Portfolio were liquidated and exchanged into the Smith Barney Travelers Series Fund Inc. (TSF) - Large Cap Value Portfolio. Additionally, assets of contract owners invested in the Smith Barney VAF - The Reserve Account Portfolio and the Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio were liquidated and exchanged into the Smith Barney TSF Inc. - Money Market Portfolio.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables.The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     For Smith Barney contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

     For contracts with the Extra Value (EV) option, the Company contributed $1,802,067 and $228,558 to the Account in the form of bonus credits for the years ended December 31, 2002 and 2001, respectively.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                  Nationwide Variable Account-4 Options                                           Smith Barney  Market Flex Annuity
                                                                                                  ------------  -------------------
Mortality and Expense Risk - Basic                                                                   1.30%+            1.15%
                                                                                                     ----              ----
CDSC Options:
   No CDSC                                                                                             --              0.20%
                                                                                                     ----              ----
Death Benefit Options:

   One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                        --              0.20%
      If death before annuitization, benefit will be greatest of (i)
      contract value, (ii) purchase payments less surrenders or (iii)
      highest contract value before 86th birthday less surrenders.

                                                                                                     ----              ----
   Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on or after 1-2-01)       --              0.25%
      If death before annuitization, benefit will be greatest of (i)
      contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5%
      interest anniversary value.
                                                                                                     ----              ----

Extra Value Option (EV):                                                                               --              0.45%
      Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of
      3% credit of purchase payments made during first 12 months contract is in force.

                                                                                                     ----              ----
Maximum Variable Account Charges*                                                                    1.30%+            2.05%
                                                                                                     ----              ----

*    When maximum options are utilized.

+    Includes 0.05% administration charge.

The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2002. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this charge is appropriately included in the amounts disclosed).

                    Total     ACVPIncGr3   ACVPUltra3   ACVPVal3   FidVIPEIS2R
                 ----------   ----------   ----------   --------   -----------
1.15% ........   $  509,752        542         474          601         86
1.30% ........       77,354         --          --           --         --
1.35% ........      354,374        330         293          316        365
1.40% ........       45,830        184           3          192        379
1.55% ........       21,494          8           6           34         11
1.60% ........       27,232         --          --           --          4
1.60% EV .....      340,920        136          98            6         13
1.80% EV .....       95,653         25          --            8         --
1.85% EV .....       48,740         --          --           --         --
2.00% EV .....        8,889         --          --           --         --
2.05% EV .....        3,629         37          --            6         27
                 ----------      -----         ---        -----        ---
   Totals ....   $1,533,867      1,262         874        1,163        885
                 ==========      =====         ===        =====        ===

                 FidVIPGrS2R   FidVIPConS2R   GVITGvtBd3   GVITMyMkt2   GVITSmCapGr3
                 -----------   ------------   ----------   ----------   ------------
1.15% ........       $ 74            490         1,656       279,749          19
1.35% ........         78            572        16,628       140,576          32
1.40% ........          1            178         1,420        18,186          26
1.55% ........          5             47           199        10,390          33
1.60% ........         --             --            13        16,398          --
1.60% EV .....         --             84         1,616       190,292          --
1.80% EV .....         10             11            18        73,219          --
1.85% EV .....         --             --           192        25,991          --
2.00% EV .....         --             65            52         7,499          --
2.05% EV .....         --             29           149         1,955          --
                     ----          -----        ------       -------         ---
   Totals ....       $168          1,476        21,943       764,255         110
                     ====          =====        ======       =======         ===

                 GVITSmCapVal3   GVITSmComp3   GVITSMdCpGr3   GVITTotRt3   RyArktos
                 -------------   -----------   ------------   ----------   --------
1.15% ........         $  6           93            --             63       38,194
1.35% ........           24           62           103            372        7,780
1.40% ........           19           --            --            365          221
1.55% ........            6           --             6             22          391
1.60% ........           --           --            --             14          418
1.60% EV .....            9           --            --             97        8,196
1.80% EV .....            9           --             7              7        1,579
1.85% EV .....           --           --            --             --        1,130
2.00% EV .....           33           --            --             --           40
2.05% EV .....            4           --            --              3           71
                       ----          ---           ---            ---       ------
   Totals ....         $110          155           116            943       58,020
                       ====          ===           ===            ===       ======

                   RyBank   RyBasicM   RyBioTech   RyConsProd   RyElec
                  -------   --------   ---------   ----------   ------
1.15% ........    $ 3,335     1,674      3,598        2,190     2,011
1.35% ........      2,102     1,547        918        3,164     1,911
1.40% ........      2,196       728        569        2,021       562
1.55% ........        231       243        202          319        78
1.60% ........        108        48        844          119       921
1.60% EV .....      2,063       685      3,092        2,259       428
1.80% EV .....        221       134      1,740          323     1,283
1.85% EV .....      1,536     1,216        127        2,277       659
2.05% EV .....         82         2         28          116        21
                  -------     -----     ------       ------     -----
   Totals ....    $11,874     6,277     11,118       12,788     7,874
                  =======     =====     ======       ======     =====

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

                 RyEnergy   RyEnSvc   RyFinSvc   RyHealthC   RyNet
                 --------   -------   --------   ---------   -----
1.15% ........    $ 5,818     6,326     2,576       4,665    1,394
1.35% ........      1,521     2,704     1,321       1,771    1,404
1.40% ........        518       695       177       1,304       97
1.55% ........        227       180       177         219       62
1.60% ........         37       121        90          98       --
1.60% EV .....      1,833     1,492     2,131       4,116      981
1.80% EV .....        267       237       195         356      203
1.85% EV .....         47       677        17         424      212
2.05% EV .....          1        48        --          29       --
                  -------    ------     -----      ------    -----
   Totals ....    $10,269    12,480     6,684      12,982    4,353
                  =======    ======     =====      ======    =====

                 RyLgCapEuro   RyLgCapJapan   RyLeisure   RyMedius   RyMekros
                 -----------   ------------   ---------   --------   --------
1.15% ........     $ 3,292         4,698        2,251       5,258     35,707
1.35% ........       2,820         4,164        2,126       5,063      5,386
1.40% ........         405           377        2,185         375        496
1.55% ........         120           117          249         661        570
1.60% ........          49             4          161         765        579
1.60% EV .....       7,000        14,658          653       5,638      6,930
1.80% EV .....         559           587           93       1,712      1,283
1.85% EV .....          15            32        1,943          13        564
2.00% EV .....          26            24           --         172        172
2.05% EV .....          --            --           95         153        145
                   -------        ------        -----      ------     ------
   Totals ....     $14,286        24,661        9,756      19,810     51,832
                   =======        ======        =====      ======     ======

                  RyNova    RyOTC   RyPrecMet   RyRealEst   RyRetail
                 -------   ------   ---------   ---------   --------
1.15% ........   $ 7,306    6,251     15,255      2,095       1,104
1.35% ........     6,533    3,758      3,748        971       1,315
1.40% ........       881    1,728      2,871         94         269
1.55% ........     1,131    1,476        316        284         186
1.60% ........       634      518        440         18         361
1.60% EV .....    15,422   14,478      4,976        316         530
1.80% EV .....     1,802    2,537      1,059        233         495
1.85% EV .....       889      616      2,657         49         679
2.00% EV .....       189      224          2         --          --
2.05% EV .....        89        9        114         20           4
                 -------   ------    -------      -----       -----
   Totals ....   $34,876   31,595     31,438      4,080       4,943
                 =======   ======    =======      =====       =====

                 RySectRot   RyTech   RyTele   RyTitan500   RyTrans
                 ---------   ------   ------   ----------   -------
1.15%             $ 6,600     1,121    1,844      8,661      1,174
1.35%               3,380     2,025      635      3,105      1,599
1.40%               2,516       258      443        329        474
1.55%               1,745        77      321        225         88
1.60%                 801         1       65        860        134
1.60% EV .....        820     1,197      911      1,877        424
1.80% EV .....         63       158      724        273         41
1.85% EV .....        572       225      261        308        644
2.00% EV .....        246        --       --         52         --
2.05% EV .....        117        --       10         18         19
                  -------     -----    -----     ------      -----
   Totals ....    $16,860     5,062    5,214     15,708      4,597
                  =======     =====    =====     ======      =====

                 RyUSGvtBd   RyUrsa   RyUtil   RyVel100   SBGSFundVal
                 ---------   ------   ------   --------   -----------
1.15% ........    $ 10,939   13,785    4,512    21,023          --
1.30% ........          --       --       --        --       1,540
1.35% ........     108,393    4,648    1,004     7,807          --
1.40% ........         817      743      356       172          --
1.55% ........         502      147       90        93          --
1.60% ........       1,407      343       16       843          --
1.60% EV .....      21,602   10,965      646    12,250          --
1.80% EV .....       2,235    1,294      133       520          --
1.85% EV .....         673    3,646       71       378          --
2.00% EV .....          --       78       --        15          --
2.05% EV .....         118       56        1        53          --
                  --------   ------    -----    ------       -----
   Totals ....    $146,686   35,705    6,829    43,154       1,540
                  ========   ======    =====    ======       =====

                 SBTSIntlGro   SBTSLgCap   BTSMMkt
                 -----------   ---------   -------
1.15% ........       $ --         1,242        --
1.30% ........        919        69,589     5,306
                     ----        ------     -----
   Totals ....       $919        70,831     5,306
                     ====        ======     =====

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers from the Account to the fixed account were $575 and $0, respectively, and there were no transfers to the Account from the fixed account. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

(4) Contract Owners' Equity Schedule

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the period ended December 31, 2002:

                                                            Contract                  Unit        Contract         Total
                                                          Expense Rate*   Units   Fair Value   Owners' Equity     Return**
                                                          -------------  -------  -----------  --------------  --------------
    American Century VP - Income & Growth Fund - Class
       III 2002 .......................................    1.15%          27,149    $8.231800     $223,485     -17.68% 5/1/02
                                                           1.35%          12,355     8.220643      101,566     -17.79% 5/1/02
                                                           1.55%             346     8.209474        2,840     -17.91% 5/1/02
                                                           1.15% EV***     2,746     8.202954       22,525     -17.97% 5/1/02
                                                           1.35% EV***       524     8.191815        4,293     -18.08% 5/1/
                                                           1.60% EV***     2,640     8.177877       21,590     -18.22% 5/1/02

    American Century VP - Ultra(R) Fund - Class III
       2002 ...........................................    1.15%          20,383     7.965593      162,363     -20.34% 5/1/02
                                                           1.35%           9,449     7.954791       75,165     -20.45% 5/1/02
                                                           1.40%              56     7.952087          445     -20.48% 5/1/02
                                                           1.55%             335     7.943981        2,661     -20.56% 5/1/02
                                                           1.15% EV***     2,073     7.937498       16,454     -20.63% 5/1/02

    American Century VP - Value Fund - Class III
       2002 ...........................................    1.15%          25,164     8.650683      217,686     -13.49% 5/1/02
                                                           1.35%          12,026     8.638958      103,892     -13.61% 5/1/02
                                                           1.40%           2,250     8.636024       19,431     -13.64% 5/1/02
                                                           1.55%             526     8.627225        4,538     -13.73% 5/1/02
                                                           1.35% EV***       158     8.609699        1,360     -13.90% 5/1/02
                                                           1.60% EV***     1,045     8.595050        8,982     -14.05% 5/1/02

    Fidelity(R) VIP - Equity-Income Portfolio - Service
       Class 2 R 2002 .................................    1.15%           5,085     8.196128       41,677     -18.04% 5/1/02
                                                           1.35%          15,438     8.185016      126,360     -18.15% 5/1/02
                                                           1.40%          20,827     8.182238      170,411     -18.18% 5/1/02
                                                           1.55%             605     8.173906        4,945     -18.26% 5/1/02
                                                           1.15% EV***     4,659     8.167326       38,052     -18.33% 5/1/02
                                                           1.60% EV***       837     8.142352        6,815     -18.58% 5/1/02

    Fidelity(R)VIP - Growth Portfolio - Service Class 2
       R 2002 .........................................    1.15%          10,092     7.454945       75,235     -25.45% 5/1/02
                                                           1.35%           6,936     7.444830       51,637     -25.55% 5/1/02
                                                           1.40%             107     7.442306          796     -25.58% 5/1/02
                                                           1.55%             318     7.434713        2,364     -25.65% 5/1/02
                                                           1.35% EV***       762     7.416925        5,652     -25.83% 5/1/02

    Fidelity(R) VIP II - Contrafund(R) Portfolio -
       Service Class 2 R 2002 .........................    1.15%          25,530     8.646375      220,742     -13.54% 5/1/02
                                                           1.35%          26,378     8.634659      227,765     -13.65% 5/1/02
                                                           1.40%          20,159     8.631732      174,007     -13.68% 5/1/02
                                                           1.55%           1,115     8.622938        9,615     -13.77% 5/1/02


                                                            Contract                   Unit       Contract         Total
                                                          Expense Rate*    Units    Fair Value  Owners' Equity    Return**
                                                          -------------  ---------  ----------  --------------  --------------
                                                           1.15% EV***        1,652    8.617524       14,236    -13.82% 5/1/02
                                                           1.35% EV***          712    8.605833        6,127    -13.94% 5/1/02
                                                           1.55% EV***        6,339    8.594123       54,478    -14.06% 5/1/02
                                                           1.60% EV***        1,732    8.591193       14,880    -14.09% 5/1/02

    Gartmore GVIT Government Bond Fund - Class III
       2002 ...........................................    1.15%             68,307   10.781715      736,467      7.82% 5/1/02
                                                           1.35%            570,580   10.767127    6,143,507      7.67% 5/1/02
                                                           1.40%             36,085   10.763487      388,400      7.63% 5/1/02
                                                           1.55%              5,779   10.752539       62,139      7.53% 5/1/02
                                                           1.60%                705   10.748892        7,578      7.49% 5/1/02
                                                           1.15% EV***       15,976   10.750670      171,753      7.51% 5/1/02
                                                           1.40% EV***        3,562   10.732478       38,229      7.32% 5/1/02
                                                           1.55% EV***        4,084   10.721552       43,787      7.22% 5/1/02
                                                           1.60% EV***        2,815   10.717898       30,171      7.18% 5/1/02

    Gartmore GVIT Money Market Fund - Class II
       2002 ...........................................    1.15%          4,083,164    9.948560   40,621,602     -0.46%
                                                           1.35%          2,269,581    9.923474   22,522,128     -0.66%
                                                           1.40%            301,487    9.917205    2,989,908     -0.71%
                                                           1.55%             91,107    9.898400      901,814     -0.86%
                                                           1.60%            322,612    9.892135    3,191,321     -0.91%
                                                           1.15% EV***    1,999,850    9.892751   19,784,018     -0.91%
                                                           1.35% EV***    1,230,849    9.867736   12,145,693     -1.11%
                                                           1.40% EV***      441,882    9.861485    4,357,613     -1.16%
                                                           1.55% EV***       61,754    9.842732      607,828     -1.31%
                                                           1.60% EV***       48,849    9.836484      480,502     -1.36%

    Gartmore GVIT Small Cap Growth Fund - Class III
       2002 ...........................................    1.35%                842    7.178264        6,044    -28.22% 5/1/02
                                                           1.40%                987    7.175830        7,083    -28.24% 5/1/02
                                                           1.55%                608    7.168508        4,358    -28.31% 5/1/02

    Gartmore GVIT Small Cap Value Fund - Class III
       2002 ...........................................    1.15%              2,986    7.135827       21,308    -28.64% 5/1/02
                                                           1.35%              3,047    7.126156       21,713    -28.74% 5/1/02
                                                           1.40%                129    7.123734          919    -28.76% 5/1/02
                                                           1.55%                288    7.116463        2,050    -28.84% 5/1/02
                                                           1.35% EV***          192    7.097591        1,363    -29.02% 5/1/02
                                                           1.55% EV***        1,328    7.087920        9,413    -29.12% 5/1/02
                                                           1.60% EV***          852    7.085506        6,037    -29.14% 5/1/02

    Gartmore GVIT Small Company Fund - Class III
       2002 ...........................................    1.15%              4,672    7.854705       36,697    -21.45% 5/1/02
                                                           1.35%              1,862    7.844055       14,606    -21.56% 5/1/02

    Gartmore GVIT Strong Mid Cap Growth Fund - Class
       III 2002 .......................................    1.35%              6,268    7.067001       44,296    -29.33% 5/1/02
                                                           1.55%                265    7.057394        1,870    -29.43% 5/1/02
                                                           1.35% EV***          188    7.039376        1,323    -29.61% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

                                                            Contract                   Unit       Contract         Total
                                                          Expense Rate*    Units    Fair Value  Owners' Equity    Return**
                                                          -------------  ---------  ----------  --------------  --------------
    Gartmore GVIT Total Return Fund - Class III
        2002 ..........................................    1.15%            4,433    8.109700       35,950      -18.90% 5/1/02
                                                           1.35%           16,839    8.098696      136,374      -19.01% 5/1/02
                                                           1.40%           24,403    8.095962      197,566      -19.04% 5/1/02
                                                           1.55%              669    8.087698        5,411      -19.12% 5/1/02
                                                           1.60%              412    8.084951        3,331      -19.15% 5/1/02
                                                           1.15% EV***      1,299    8.081150       10,497      -19.19% 5/1/02
                                                           1.35% EV***        166    8.070167        1,340      -19.30% 5/1/02
                                                           1.60% EV***      1,009    8.056440        8,129      -19.44% 5/1/02

    Rydex Variable Trust - Arktos Fund
       2002 ...........................................    1.15%          175,961    9.151251    1,610,263       32.31%
                                                           1.35%          110,034    9.128176    1,004,410       32.04%
                                                           1.40%           38,502    9.122408      351,231       31.97%
                                                           1.55%            5,907    9.105111       53,784       31.77%
                                                           1.60%           34,876    9.099346      317,349       31.71%
                                                           1.15% EV***    315,123    9.092462    2,865,244       31.66%
                                                           1.35% EV***     49,234    9.069467      446,526       31.39%
                                                           1.40% EV***     21,831    9.063726      197,870       31.32%
                                                           1.55% EV***        268    9.046488        2,424       31.12%
                                                           1.60% EV***      1,036    9.040760        9,366       31.06%

    Rydex Variable Trust - Banking Fund
       2002 ...........................................    1.15%           25,905   10.104478      261,757       -1.92%
                                                           1.35%           20,951   10.078963      211,164       -2.12%
                                                           1.40%           20,563   10.072604      207,123       -2.17%
                                                           1.55%            1,052   10.053482       10,576       -2.32%
                                                           1.60%              580   10.047117        5,827       -2.37%
                                                           1.15% EV***     12,904   10.050384      129,690       -2.34%
                                                           1.40% EV***      8,554   10.018614       85,699       -2.59%
                                                           1.60% EV***        998    9.993200        9,973       -2.78%

    Rydex Variable Trust - Basic Materials Fund
       2002 ...........................................    1.15%           10,189    9.603806       97,853      -13.75%
                                                           1.35%           11,281    9.579569      108,067      -13.93%
                                                           1.40%              879    9.573510        8,415      -13.97%
                                                           1.55%              514    9.555333        4,911      -14.10%
                                                           1.15% EV***      1,895    9.552418       18,102      -14.13%
                                                           1.35% EV***        581    9.528223        5,536      -14.30%
                                                           1.40% EV***      5,885    9.522189       56,038      -14.34%

    Rydex Variable Trust - Biotechnology Fund
       2002 ...........................................    1.15%           19,412    6.177872      119,925      -45.98%
                                                           1.35%           14,845    6.162251       91,479      -46.09%
                                                           1.40%           12,386    6.158334       76,277      -46.12%
                                                           1.55%            1,002    6.146627        6,159      -46.20%
                                                           1.60%            1,557    6.142727        9,564      -46.23%
                                                           1.15% EV***      4,862    6.132121       29,814      -46.33%


                                                            Contract                   Unit       Contract      Total
                                                          Expense Rate*    Units    Fair Value  Owners' Equity  Return**
                                                          -------------  ---------  ----------  --------------  ---------
                                                           1.35% EV***        274    6.116546        1,676      -46.44%
                                                           1.40% EV***      3,000    6.112664       18,338      -46.47%
                                                           1.60% EV***      1,046    6.097089        6,378      -46.58%

    Rydex Variable Trust - Consumer Products Fund
       2002 ...........................................    1.15%           29,763    9.867686      293,692       -4.72%
                                                           1.35%           36,842    9.842795      362,628       -4.91%
                                                           1.40%           24,611    9.836568      242,088       -4.96%
                                                           1.55%            1,780    9.817906       17,476       -5.10%
                                                           1.60%            2,348    9.811679       23,038       -5.15%
                                                           1.15% EV***     19,314    9.814480      189,557       -5.13%
                                                           1.35% EV***        978    9.789655        9,574       -5.32%
                                                           1.40% EV***     13,850    9.783451      135,501       -5.37%
                                                           1.60% EV***      1,737    9.758664       16,951       -5.56%

    Rydex Variable Trust - Electronics Fund
       2002 ...........................................    1.15%           10,979    7.241171       79,501      -48.81%
                                                           1.35%           18,296    7.222870      132,150      -48.91%
                                                           1.40%              914    7.218298        6,598      -48.94%
                                                           1.55%              978    7.204575        7,046      -49.02%
                                                           1.15% EV***      2,042    7.198615       14,700      -49.07%
                                                           1.35% EV***      2,078    7.180363       14,921      -49.17%
                                                           1.40% EV***        204    7.175806       1,464       -49.20%
                                                           1.60% EV***        130    7.157564          930      -49.30%

    Rydex Variable Trust - Energy Fund
       2002 ..........................................     1.15%          101,152    8.817860      891,944      -14.50%
                                                           1.35%           13,687    8.795586      120,385      -14.68%
                                                           1.40%           33,784    8.790027      296,962      -14.72%
                                                           1.55%            1,954    8.773337       17,143      -14.85%
                                                           1.60%              904    8.767776        7,926      -14.89%
                                                           1.15% EV***      3,742    8.765552       32,801      -14.92%
                                                           1.35% EV***      1,738    8.743353       15,196      -15.09%
                                                           1.40% EV***      1,191    8.737793       10,407      -15.13%
                                                           1.60% EV***        250    8.715626        2,179      -15.31%

    Rydex Variable Trust - Energy Services Fund
       2002 ...........................................    1.15%           24,077   11.021212      265,358      -13.09%
                                                           1.35%           17,983   10.993402      197,694      -13.26%
                                                           1.40%           21,640   10.986447      237,747      -13.31%
                                                           1.55%            1,999   10.965608       21,920      -13.44%
                                                           1.60%              397   10.958662        4,351      -13.48%
                                                           1.15% EV***      3,754   10.966336       41,168      -13.44%
                                                           1.35% EV***      2,722   10.938597       29,775      -13.61%
                                                           1.40% EV***      2,928   10.931663       32,008      -13.66%
                                                           1.60% EV***        821   10.903932        8,952      -13.83%

    Rydex Variable Trust - Financial Services Fund
       2002 ...........................................    1.15%           19,453    8.791528      171,022      -16.08%
                                                           1.35%           21,474    8.769329      188,313      -16.25%
                                                           1.40%            4,512    8.763790       39,542      -16.29%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                     Contract                   Unit        Contract        Total
                                                   Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                   -------------   -------   ----------   --------------   --------
                                                    1.55%              783     8.747144         6,849       -16.42%
                                                    1.15% EV***     13,144     8.741205       114,894       -16.46%
                                                    1.40% EV***        422     8.713533         3,677       -16.68%

    Rydex Variable Trust - Health Care Fund
       2002.....................................    1.15%           32,347     7.653601       247,571       -22.21%
                                                    1.35%           22,261     7.634271       169,947       -22.37%
                                                    1.40%           55,319     7.629437       422,053       -22.41%
                                                    1.55%              384     7.614944         2,924       -22.53%
                                                    1.60%            1,133     7.610122         8,622       -22.57%
                                                    1.15% EV***     17,423     7.604173       132,488       -22.63%
                                                    1.35% EV***      1,399     7.584927        10,611       -22.79%
                                                    1.40% EV***        118     7.580101           894       -22.83%
                                                    1.60% EV***        882     7.560854         6,669       -22.98%

    Rydex Variable Trust - Internet Fund
       2002.....................................    1.15%           13,965     7.844840       109,553       -43.99%
                                                    1.35%           20,372     7.825022       159,411       -44.11%
                                                    1.40%            1,728     7.820065        13,513       -44.13%
                                                    1.55%              544     7.805210         4,246       -44.22%
                                                    1.15% EV***      6,416     7.794286        50,008       -44.31%
                                                    1.35% EV***        236     7.774522         1,835       -44.42%
                                                    1.40% EV***        210     7.769593         1,632       -44.45%

    Rydex Variable Trust - Large Cap Europe Fund
       2002.....................................    1.15%           50,745     7.830613       397,364       -29.18%
                                                    1.35%           23,327     7.810833       182,203       -29.32%
                                                    1.40%           23,658     7.805890       184,672       -29.36%
                                                    1.55%              172     7.791057         1,340       -29.47%
                                                    1.15% EV***    129,094     7.782584     1,004,685       -29.54%
                                                    1.35% EV***      1,768     7.762859        13,725       -29.69%

    Rydex Variable Trust - Large Cap Japan Fund
       2002.....................................    1.15%           14,312     7.125000       101,973       -17.16%
                                                    1.35%           56,537     7.106997       401,808       -17.33%
                                                    1.15% EV***    285,315     7.078346     2,019,558       -17.61%
                                                    1.35% EV***      1,158     7.060385         8,176       -17.78%

    Rydex Variable Trust - Leisure Fund
       2002.....................................    1.15%            7,432     9.850335        73,208       -15.74%
                                                    1.35%           14,477     9.825471       142,243       -15.91%
                                                    1.40%           21,390     9.819263       210,034       -15.95%
                                                    1.55%            2,145     9.800624        21,022       -16.08%
                                                    1.60%              307     9.794409         3,007       -16.13%
                                                    1.15% EV***      1,855     9.800313        18,180       -16.08%
                                                    1.40% EV***      7,877     9.769311        76,953       -16.30%
                                                    1.60% EV***        927     9.744536         9,033       -16.47%

                                                     Contract                   Unit        Contract        Total
                                                   Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                   -------------   -------   ----------   --------------   --------
    Rydex Variable Trust - Medius Fund
       2002.....................................    1.15%           47,753     9.220137       440,289       -25.31%
                                                    1.35%           75,895     9.196845       697,995       -25.46%
                                                    1.40%           25,775     9.191018       236,898       -25.50%
                                                    1.55%            1,332     9.173572        12,219       -25.61%
                                                    1.15% EV***     78,557     9.171512       720,486       -25.63%
                                                    1.35% EV***      6,591     9.148296        60,296       -25.78%
                                                    1.60% EV***      2,031     9.119280        18,521       -25.97%

    Rydex Variable Trust - Mekros Fund
       2002.....................................    1.15%          872,144     8.111826     7,074,680       -36.19%
                                                    1.35%           82,923     8.091323       670,957       -36.32%
                                                    1.40%           35,177     8.086203       284,448       -36.35%
                                                    1.55%            9,597     8.070831        77,456       -36.45%
                                                    1.60%            4,660     8.065717        37,586       -36.48%
                                                    1.15% EV***    233,293     8.066985     1,881,971       -36.48%
                                                    1.35% EV***      8,117     8.046543        65,314       -36.61%
                                                    1.40% EV***      3,793     8.041429        30,501       -36.65%
                                                    1.60% EV***      2,811     8.020987        22,547       -36.77%

    Rydex Variable Trust - Nova Fund
       2002.....................................    1.15%          113,589     7.152002       812,389       -36.47%
                                                    1.35%          105,484     7.133928       752,515       -36.59%
                                                    1.40%           41,107     7.129405       293,068       -36.63%
                                                    1.55%           38,518     7.115866       274,089       -36.72%
                                                    1.60%           24,880     7.111349       176,930       -36.76%
                                                    1.15% EV***    187,287     7.106575     1,330,969       -36.81%
                                                    1.35% EV***     10,054     7.088555        71,268       -36.93%
                                                    1.40% EV***     14,101     7.084050        99,892       -36.97%
                                                    1.55% EV***      1,010     7.070537         7,141       -37.06%
                                                    1.60% EV***      4,015     7.066032        28,370       -37.09%

    Rydex Variable Trust - OTC Fund
       2002.....................................    1.15%           26,362     8.161230       215,146       -39.56%
                                                    1.35%           66,403     8.140617       540,561       -39.68%
                                                    1.40%           58,665     8.135461       477,267       -39.71%
                                                    1.55%           29,226     8.120008       237,315       -39.80%
                                                    1.60%           18,794     8.114856       152,511       -39.83%
                                                    1.15% EV***     34,678     8.112416       281,322       -39.87%
                                                    1.35% EV***     12,659     8.091850       102,435       -39.99%
                                                    1.40% EV***      1,834     8.086726        14,831       -40.02%
                                                    1.60% EV***        174     8.066174         1,404       -40.14%

    Rydex Variable Trust - Precious Metals Fund
       2002.....................................    1.15%          210,896    13.596420     2,867,431        43.91%
                                                    1.35%           62,728    13.562180       850,728        43.62%
                                                    1.40%           39,964    13.553595       541,656        43.55%
                                                    1.55%            9,765    13.527917       132,100        43.33%
                                                    1.60%            7,960    13.519349       107,614        43.26%
                                                    1.15% EV***    121,519    13.530334     1,644,193        43.38%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                       Contract                   Unit        Contract        Total
                                                     Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                     -------------   -------   ----------   --------------   --------
                                                      1.35% EV***     52,748    13.496165       711,896       43.09%
                                                      1.40% EV***     11,469    13.487616       154,689       43.02%
                                                      1.60% EV***      1,451    13.453472        19,521       42.73%

    Rydex Variable Trust - Real Estate Fund
       2002.......................................    1.15%           29,915    10.231690       306,081       -2.25%
                                                      1.35%           28,854    10.205876       294,480       -2.45%
                                                      1.40%           18,012    10.199423       183,712       -2.50%
                                                      1.55%           24,734    10.180086       251,794       -2.65%
                                                      1.15% EV***      2,707    10.176612        27,548       -2.67%
                                                      1.35% EV***        331    10.150878         3,360       -2.87%
                                                      1.40% EV***        605    10.144444         6,137       -2.92%
                                                      1.60% EV***        208    10.118735         2,105       -3.12%

    Rydex Variable Trust - Retailing Fund
       2002.......................................    1.15%            1,814     9.135884        16,572      -22.81%
                                                      1.35%            7,703     9.112820        70,196      -22.97%
                                                      1.55%              417     9.089753         3,790      -23.12%
                                                      1.15% EV***        679     9.086774         6,170      -23.15%
                                                      1.35% EV***        857     9.063758         7,768      -23.30%
                                                      1.40% EV***      8,600     9.058011        77,899      -23.34%
                                                      1.60% EV***        100     9.035001           904      -23.50%

    Rydex Variable Trust - Sector Rotation Fund
       2002.......................................    1.15%          148,681     7.700099     1,144,858      -23.00% 5/1/02
                                                      1.35%           61,431     7.689657       472,383      -23.10% 5/1/02
                                                      1.40%           88,471     7.687040       680,080      -23.13% 5/1/02
                                                      1.55%           27,414     7.679202       210,518      -23.21% 5/1/02
                                                      1.60%           19,895     7.676592       152,726      -23.23% 5/1/02
                                                      1.15% EV***     30,932     7.672741       237,333      -23.27% 5/1/02
                                                      1.35% EV***      2,199     7.662305        16,849      -23.38% 5/1/02
                                                      1.40% EV***     10,838     7.659701        83,016      -23.40% 5/1/02
                                                      1.55% EV***     13,769     7.651880       105,359      -23.48% 5/1/02
                                                      1.60% EV***      8,372     7.649272        64,040      -23.51% 5/1/02

    Rydex Variable Trust - Technology Fund
       2002.......................................    1.15%           56,326     8.029639       452,277      -39.81%
                                                      1.35%           35,379     8.009358       283,363      -39.93%
                                                      1.40%            9,301     8.004295        74,448      -39.96%
                                                      1.55%            1,440     7.989089        11,504      -40.06%
                                                      1.60%              228     7.984018         1,820      -40.09%
                                                      1.15% EV***     21,946     7.981121       175,154      -40.12%
                                                      1.35% EV***        836     7.960893         6,655      -40.25%
                                                      1.40% EV***        521     7.955831         4,145      -40.28%

    Rydex Variable Trust - Telecommunications Fund
       2002.......................................    1.15%           73,126     6.120431       447,563      -40.28%
                                                      1.35%           30,297     6.104956       184,962      -40.40%
                                                      1.40%            4,903     6.101085        29,914      -40.43%
                                                      1.55%            9,024     6.089480        54,951      -40.52%

                                                        Contract                   Unit        Contract        Total
                                                      Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                      -------------   -------   ----------   --------------   --------
                                                       1.60%            4,803     6.085628        29,229       -40.55%
                                                       1.15% EV***      9,116     6.070477        55,338       -40.70%
                                                       1.35% EV***      6,987     6.055049        42,307       -40.83%
                                                       1.40% EV***      7,273     6.051198        44,010       -40.86%
                                                       1.60% EV***        497     6.035798         3,000       -40.98%

    Rydex Variable Trust - Titan 500 Fund
       2002........................................    1.15%           78,909     6.219418       490,768       -46.63%
                                                       1.35%          102,052     6.203679       633,098       -46.74%
                                                       1.40%           21,075     6.199750       130,660       -46.76%
                                                       1.55%            5,289     6.187960        32,728       -46.85%
                                                       1.60%           10,844     6.184026        67,060       -46.87%
                                                       1.15% EV***        418     6.176826         2,582       -46.94%
                                                       1.35% EV***        439     6.161138         2,705       -47.05%
                                                       1.40% EV***     13,737     6.157224        84,582       -47.08%
                                                       1.55% EV***      6,827     6.145467        41,955       -47.16%
                                                       1.60% EV***        624     6.141543         3,832       -47.18%

    Rydex Variable Trust - Transportation Fund
       2002........................................    1.15%           10,560    10.525863       111,153       -12.70%
                                                       1.35%           19,938    10.499290       209,335       -12.87%
                                                       1.40%              335    10.492650         3,515       -12.92%
                                                       1.55%              401    10.472731         4,200       -13.05%
                                                       1.60%              730    10.466093         7,640       -13.10%
                                                       1.15% EV***      3,280    10.472279        34,349       -13.06%
                                                       1.35% EV***        917    10.445776         9,579       -13.23%
                                                       1.40% EV***      1,151    10.439163        12,015       -13.28%

    Rydex Variable Trust - U.S.Government Bond Fund
       2002........................................    1.15%          100,663    11.324252     1,139,933        17.23%
                                                       1.35%          598,952    11.295698     6,765,581        16.99%
                                                       1.40%            8,951    11.288560       101,044        16.93%
                                                       1.55%            4,883    11.267156        55,018        16.75%
                                                       1.60%           22,830    11.260023       257,066        16.69%
                                                       1.15% EV***    231,567    11.262390     2,607,998        16.71%
                                                       1.35% EV***     50,092    11.233911       562,729        16.48%
                                                       1.40% EV***     13,402    11.226796       150,462        16.42%
                                                       1.60% EV***      2,039    11.198337        22,833        16.18%

    Rydex Variable Trust - Ursa Fund
       2002........................................    1.15%          132,236    10.914391     1,443,275        20.24%
                                                       1.35%           53,356    10.886885       580,881        20.00%
                                                       1.40%           30,711    10.880010       334,136        19.94%
                                                       1.55%            1,972    10.859399        21,415        19.76%
                                                       1.60%            5,533    10.852523        60,047        19.70%
                                                       1.15% EV***    427,772    10.853831     4,642,965        19.72%
                                                       1.35% EV***     36,522    10.826411       395,402        19.48%
                                                       1.40% EV***     42,355    10.819565       458,263        19.42%
                                                       1.55% EV***      1,900    10.799001        20,518        19.23%
                                                       1.60% EV***      1,040    10.792166        11,224        19.17%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

                                                        Contract                   Unit         Contract       Total
                                                      Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                      -------------   -------   ----------   --------------   --------
    Rydex Variable Trust - Utilities Fund
       2002 .......................................    1.15%          223,472    6.202486        1,386,082     -33.60%
                                                       1.35%           44,796    6.186818          277,145     -33.74%
                                                       1.40%           43,637    6.182900          269,803     -33.77%
                                                       1.55%            5,596    6.171160           34,534     -33.87%
                                                       1.60%              877    6.167251            5,409     -33.90%
                                                       1.15% EV***     28,519    6.156958          175,590     -34.01%
                                                       1.35% EV***      7,577    6.141356           46,533     -34.15%
                                                       1.40% EV***      6,547    6.137442           40,182     -34.18%

    Rydex Variable Trust - Velocity 100 Fund
       2002 .......................................    1.15%          133,784    4.634022          619,958     -69.82%
                                                       1.35%          167,137    4.622278          772,554     -69.88%
                                                       1.40%            7,569    4.619342           34,964     -69.89%
                                                       1.55%              722    4.610530            3,329     -69.94%
                                                       1.60%           15,985    4.607600           73,652     -69.96%
                                                       1.15% EV***     22,261    4.593028          102,245     -70.06%
                                                       1.35% EV***        649    4.581323            2,973     -70.12%
                                                       1.40% EV***     14,838    4.578393           67,934     -70.14%
                                                       1.55% EV***      1,305    4.569619            5,963     -70.19%
                                                       1.60% EV***      3,586    4.566686           16,376     -70.20%

    Smith Barney GSSF - Fundamental Value Portfolio
       2002 .......................................    1.30%            6,235   15.516419           96,745     -22.33%

    Smith Barney TSF - International All Cap Growth
       Portfolio 2002 .............................    1.30%            7,470    7.727541           57,725     -26.66%

    Smith Barney TSF - Large Cap Value Portfolio
       2002 .......................................    1.30%          381,396   11.269264        4,298,052     -26.39%

    Smith Barney TSF - Money Market Portfolio
       2002 .......................................    1.30%           25,868   12.468927          322,546      -0.04%
                                                                                              ------------
    2002 Reserves for annuity contracts in
       payout phase: ..............................                                           $     74,923
                                                                                              ------------
    2002 Contract owners'equity ...................                                           $198,848,699
                                                                                              ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

*** The stated contract expense rate does not include the 45 basis point charge to the contract owner when the extra value option is selected. The total return presented includes the 45 basis point in addition to the stated contract expense rate.

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2002. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. As described in note 2, contract owners may select the EV option. The actual maximum contract expense rate may be up to 0.45% higher than the maximum percentage disclosed below due to the EV option.

                               Contract                                                     Investment
                               Expense                        Unit            Contract        Income             Total
                                Rate*          Units       Fair Value      Owners' Equity     Ratio**            Return***
                            -------------   ----------   ---------------   --------------   ----------   -------------------------
     American Century VP - Income & Growth Fund - Class III
        2002 ............   1.15% to 1.60%      45,760   $ 8.18 to  8.23    $    376,299       0.00%     -18.22% to -17.68% 5/1/02
     American Century VP - Ultra(R) Fund - Class III
        2002 ............   1.15% to 1.55%      32,296     7.94 to  7.97         257,088       0.36%     -20.63% to -20.34% 5/1/02
     American Century VP - Value Fund - Class III
        2002 ............   1.15% to 1.60%      41,169     8.60 to  8.65         355,889       0.00%     -14.05% to -13.49% 5/1/02
     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R
        2002 ............   1.15% to 1.60%      47,451     8.14 to  8.20         388,260       0.00%     -18.58% to -18.04% 5/1/02
     Fidelity(R) VIP - Growth Portfolio - Service Class 2 R
        2002 ............   1.15% to 1.55%      18,215     7.42 to  7.45         135,684       0.00%     -25.83% to -25.45% 5/1/02
     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service  Class 2 R
        2002 ............   1.15% to 1.60%      83,617     8.59 to  8.65         721,850       0.00%     -14.09% to -13.54% 5/1/02
     Gartmore GVIT Government Bond Fund - Class III
        2002 ............   1.15% to 1.60%     707,893    10.72 to 10.78       7,622,031       2.55%     7.18% to     7.82% 5/1/02
     Gartmore GVIT Money Market Fund - Class II
        2002 ............   1.15% to 1.60%  10,851,135     9.84 to  9.95     107,602,427       0.60%     -1.36% to -0.46%
        2001 ............   1.15% to 1.60%   1,379,982     9.98 to  9.99      13,783,612       0.09%     -0.23% to -0.06% 10/02/01
     Gartmore GVIT Small Cap Growth Fund - Class III
        2002 ............   1.35% to 1.55%       2,437     7.17 to  7.18          17,485       0.00%     -28.31% to -28.22% 5/1/02
     Gartmore GVIT Small Cap Value Fund - Class III
        2002 ............   1.15% to 1.60%       8,822     7.09 to  7.14          62,803       0.08%     -29.14% to -28.64% 5/1/02
     Gartmore GVIT Small Company Fund - Class III
        2002 ............   1.15% to 1.35%       6,534     7.84 to  7.85          51,303       0.00%     -21.56% to -21.45% 5/1/02
     Gartmore GVIT Strong Mid Cap Growth Fund - Class III
        2002 ............   1.35% to 1.55%       6,721     7.04 to  7.07          47,489       0.00%     -29.61% to -29.33% 5/1/02
     Gartmore GVIT Total Return Fund - Class III
        2002 ............   1.15% to 1.60%      49,230     8.06 to  8.11         398,598       0.83%     -19.44% to -18.90% 5/1/02
     Rydex Variable Trust - Arktos Fund
        2002 ............   1.15% to 1.60%     752,772     9.04 to  9.15       6,858,467       2.03%     31.06% to 32.31%
        2001 ............       1.35%            3,558         6.91               24,597       0.00%          -30.87%     10/02/01
     Rydex Variable Trust - Banking Fund
        2002 ............   1.15% to 1.60%      91,507     9.99 to 10.10         921,809       0.60%     -2.78% to -1.92%
        2001 ............   1.15% to 1.40%       9,088    10.30 to 10.30          93,629       0.00%     2.96% to  3.03%  10/02/01
     Rydex Variable Trust - Basic Materials Fund
        2002 ............   1.15% to 1.55%      31,224     9.52 to  9.60         298,922       1.89%     -14.34% to -13.75%
        2001 ............   1.35% to 1.40%         192    11.13 to 11.13           2,137       0.00%     11.28% to 11.30% 10/02/01
     Rydex Variable Trust - Biotechnology Fund
        2002 ............   1.15% to 1.60%      58,384     6.10 to  6.18         359,610       0.00%     -46.58% to -45.98%
        2001 ............   1.15% to 1.40%       3,359    11.43 to 11.44          38,404       0.00%     14.29% to 14.36% 10/02/01
     Rydex Variable Trust - Consumer Products Fund
        2002 ............   1.15% to 1.60%     131,223     9.76 to  9.87       1,290,505       0.06%     -5.56% to -4.72%
        2001 ............       1.35%              109        10.35                1,128       0.00%            3.51%     10/02/01

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

                                        Contract                                Contract   Investment
                                        Expense                     Unit         Owners'      Income           Total
                                         Rate*        Units      Fair Value      Equity      Ratio**         Return***
                                     -------------  ---------  --------------  ----------  -----------  ------------------
     Rydex Variable Trust - Electronics Fund
        2002 ......................  1.15% to 1.60%    35,621   7.16 to  7.24     257,310     0.00%     -49.30% to -48.81%
        2001 ......................  1.15% to 1.40%     4,181  14.14 to 14.15      59,125     0.00%      41.37% to 41.45% 10/02/01
     Rydex Variable Trust - Energy Fund
        2002 ......................  1.15% to 1.60%   158,402   8.72 to  8.82   1,394,943     0.00%     -15.31% to -14.50%
        2001 ......................  1.35% to 1.40%       444  10.31 to 10.31       4,576     0.00%       3.07% to  3.09% 10/02/01
     Rydex Variable Trust - Energy Services Fund
        2002 ......................  1.15% to 1.60%    76,321  10.90 to 11.02     838,973     0.00%     -13.83% to-13.09%
        2001 ......................  1.15% to 1.40%    33,477  12.67 to 12.68     424,310     0.00%      26.73% to 26.81% 10/02/01
     Rydex Variable Trust - Financial Services Fund
        2002 ......................  1.15% to 1.55%    59,788   8.71 to  8.79     524,297     0.00%     -16.68% to -16.08%
        2001 ......................  1.15% to 1.40%     3,379  10.46 to 10.47      35,360     0.00%       4.64% to  4.70% 10/02/01
     Rydex Variable Trust - Health Care Fund
        2002 ......................  1.15% to 1.60%   131,266   7.56 to 7.65    1,001,779     0.00%     -22.98% to -22.21%
        2001 ......................      1.35%             23       9.83              226     0.00%      -1.66%           10/02/01
     Rydex Variable Trust - Internet Fund
        2002 ......................  1.15% to 1.55%    43,471   7.77 to 7.84      340,198     0.00%     -44.45% to -43.99%
        2001 ......................      1.40%             47      14.00              658     0.00%      39.98%           10/02/01
     Rydex Variable Trust - Large Cap Europe Fund
        2002 ......................  1.15% to 1.55%   228,764   7.76 to  7.83   1,783,989     0.03%     -29.69% to -29.18%
        2001 ......................  1.15% to 1.40%    35,296  11.05 to 11.05     389,892     0.00%      10.46% to 10.52% 10/02/01
     Rydex Variable Trust - Large Cap Japan Fund
        2002 ......................  1.15% to 1.35%   357,322   7.06 to  7.13   2,531,515     0.00%     -17.78% to -17.16%
     Rydex Variable Trust - Leisure Fund
        2002 ......................  1.15% to 1.60%    56,410   9.74 to  9.85     553,680     0.00%     -16.47% to -15.74%
        2001 ......................  1.15% to 1.35%     3,229  11.68 to 11.68      37,711     0.00%      16.79% to 16.85% 10/02/01
     Rydex Variable Trust - Medius Fund
        2002 ......................  1.15% to 1.60%   237,934   9.12 to  9.22   2,186,704     0.00%     -25.97% to -25.31%
        2001 ......................  1.15% to 1.55%    35,445  12.32 to 12.34     437,151     0.00%      23.25% to 23.44% 10/02/01
     Rydex Variable Trust - Mekros Fund
        2002 ......................  1.15% to 1.60% 1,252,515    8.02 to 8.11  10,145,460     0.00%     -36.77% to -36.19%
        2001 ......................  1.15% to 1.55%   651,243  12.69 to 12.71   8,278,549     0.00%      26.93% to 27.13% 10/02/01
     Rydex Variable Trust - Nova Fund
        2002 ......................  1.15% to 1.60%   540,045    7.07 to 7.15   3,846,631     5.87%     -37.09% to -36.47%
        2001 ......................  1.15% to 1.40%    81,264  11.24 to 11.26     914,019     0.00%     1 2.38% to 12.57% 10/02/01
     Rydex Variable Trust - OTC Fund
        2002 ......................  1.15% to 1.60%   248,795    8.07 to 8.16   2,022,792     0.00%     -40.14% to -39.56%
        2001 ......................  1.15% to 1.40%    31,958  13.48 to 13.50     431,187     0.00%      34.82% to 35.02% 10/02/01
     Rydex Variable Trust - Precious Metals Fund
        2002 ......................  1.15% to 1.60%   518,500  13.45 to 13.60   7,029,828     0.00%      42.73% to 43.91%
        2001 ......................  1.15% to 1.60%     5,933   9.44 to  9.45      56,041     0.00%      -5.63% to -5.52% 10/02/01
     Rydex Variable Trust - Real Estate Fund
        2002 ......................  1.15% to 1.60%   105,366  10.12 to 10.23   1,075,217     2.86%      -3.12% to -2.25%
        2001 ......................  1.15% to 1.40%     5,572  10.45 to 10.47      58,317     1.92%       4.50% to  4.68% 10/02/01
     Rydex Variable Trust - Retailing Fund
        2002 ......................  1.15% to 1.60%    20,170    9.04 to 9.14     183,299     0.00%     -23.50% to -22.81%
        2001 ......................      1.35%         58,791      11.82         695,234      0.00%      18.18%           10/02/01
     Rydex Variable Trust - Sector Rotation Fund
        2002 ......................  1.15% to 1.60%   412,002    7.65 to 7.70   3,167,162     0.00%     -23.51% to -23.00%  5/1/02

                                        Contract                                Contract   Investment
                                        Expense                     Unit         Owners'      Income           Total
                                         Rate*        Units      Fair Value      Equity      Ratio**         Return***
                                     -------------  ---------  --------------  ----------  -----------  ------------------
     Rydex Variable Trust - Technology Fund
        2002 ......................  1.15% to 1.60%   125,977   7.96 to  8.03   1,009,366      0.00%    -40.28% to-39.81%
        2001 ......................  1.15% to 1.40%     4,346  13.33 to 13.34      57,967      0.00%     33.33% to 33.41% 10/02/01

     Rydex Variable Trust - Telecommunications Fund
        2002 ......................  1.15% to 1.60%   146,026   6.04 to  6.12     891,274      0.00%    -40.98% to-40.28%
        2001 ......................  1.35% to 1.40%       139  10.24 to 10.24       1,424      0.00%      2.42% to  2.44% 10/02/01

     Rydex Variable Trust - Titan 500 Fund
        2002                         1.15% to 1.60%   240,214   6.14 to  6.22   1,489,970      0.00%    -47.18% to-46.63%
        2001                         1.35% to 1.60%     1,055  11.64 to 11.65      12,282      0.00%     16.40% to 16.47% 10/02/01

     Rydex Variable Trust - Transportation Fund
        2002                         1.15% to 1.60%    37,312  10.44 to 10.53     391,786      0.00%    -13.28% to-12.70%
        2001                         1.35% to 1.40%       161  12.05 to 12.05       1,940      0.00%     20.49% to 20.51% 10/02/01

     Rydex Variable Trust - U.S. Government Bond Fund
        2002                         1.15% to 1.60% 1,033,379  11.20 to 11.32  11,662,664      6.41%     16.18% to 17.23%
        2001                         1.15% to 1.40%    36,066   9.65 to  9.66     348,097      0.34%     -3.50% to -3.45% 10/02/01

     Rydex Variable Trust - Ursa Fund
        2002                         1.15% to 1.60%   733,397  10.79 to 10.91   7,968,126      0.82%     19.17% to 20.24%
        2001                         1.15% to 1.35%     6,489   9.07 to  9.08      58,873      0.00%     -9.28% to -9.23% 10/02/01

     Rydex Variable Trust - Utilities Fund
        2002                         1.15% to 1.60%   361,021    6.14 to 6.20   2,235,278      0.02%    -34.18% to-33.60%
        2001                         1.15% to 1.40%     6,401    9.32 to 9.34      59,735      0.00%     -6.75% to -6.63% 10/02/01

     Rydex Variable Trust - Velocity 100 Fund
        2002                         1.15% to 1.60%   367,836    4.57 to 4.63   1,699,948      0.00%    -70.20% to-69.82%
        2001                         1.15% to 1.60%     3,156  15.34 to 15.35      48,445      0.00%     53.36% to 53.53% 10/02/01

     Smith Barney GSSF - Fundamental Value Portfolio
        2002                            1.30%           6,235      15.52           96,745      0.97%    -22.33%
        2001                            1.30%           7,263      19.98          145,090      0.69%     -6.51%
        2000                            1.30%           8,806      21.37          188,155      2.01%     18.93%
        1999                            1.30%          12,558      17.97          225,616      3.03%     20.36%
        1998                            1.30%          16,864      14.93          251,727      2.40%      3.60%

     Smith Barney GSSF - Intermediate High Grade Portfolio
        2000                            1.30%             623      12.12            7,549     11.55%      8.43%
        1999                            1.30%           1,363      11.18           15,232     10.07%     -4.95%
        1998                            1.30%           2,790      11.76           32,802      2.66%      5.40%

     Smith Barney TSF - International All Cap Growth Portfolio
        2002                            1.30%           7,470       7.73           57,725      0.93%    -26.66%
        2001                            1.30%           8,169      10.54           86,073      0.00%    -32.07%
        2000                            1.30%          16,279      15.51          252,503      0.79%    -24.78%
        1999                            1.30%          11,801      20.62          243,354      0.30%     65.55%
        1998                            1.30%          17,786      12.46          221,543      0.00%      5.13%

     Smith Barney TSF - Large Cap Value Portfolio
        2002                            1.30%         381,396      11.27        4,298,052     3.75%     -26.39%
        2001                            1.30%         432,693      15.31        6,623,958     0.07%      -9.37%
        2000                            1.30%          11,018      16.89          186,104     1.63%      11.65%
        1999                            1.30%          11,683      15.13          176,754     1.04%      -1.28%
        1998                            1.30%          15,086      15.33          231,200     1.61%      8.40%

     Smith Barney TSF - Money Market Portfolio
        2002                            1.30%          25,868      12.47          322,546     1.31%      -0.04%
        2001                            1.30%          37,571      12.47          468,668     0.21%       2.38%
        2000                            1.30%           1,148      12.18           13,987     2.38%       4.65%
        1999                            1.30%          11,647      11.64          135,599     3.65%       3.36%
        1998                            1.30%          10,146      11.26          114,284     4.98%       3.72%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

                                Contract                                           Investment
                                 Expense                Unit         Contract        Income      Total
                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                --------   -------   ----------   --------------   ----------   ---------
     Smith Barney Variable Account Funds - The Income and Growth Portfolio
        2000 ................     1.30%    261,552      33.61         8,791,882       1.46%       12.26%
        1999 ................     1.30%    357,206      29.94        10,695,809       1.80%       -4.28%
        1998 ................     1.30%    432,626      31.28        13,533,914       2.64%       11.44%
     Smith Barney Variable Account Funds - The Reserve Account Portfolio
        2000 ................     1.30%      2,589      14.38            37,242       7.94%        3.68%
        1999 ................     1.30%      3,074      13.87            42,651       0.00%        2.05%
        1998 ................     1.30%      4,151      13.60            56,435       3.49%       -2.18%
     Smith Barney Variable Account Funds - The U.S. Government/High Quality Securities Portfolio
        2000 ................     1.30%     27,043      16.75           452,887       3.60%        3.35%
        1999 ................     1.30%     46,456      16.20           752,785       0.33%        1.22%
        1998 ................     1.30%     60,495      16.01           968,454       6.96%       -1.08%
                                                                   ------------

     2002 Reserves for annuity contracts in payout phase: ......         74,923
                                                                   ------------
     2002 Contract owners' equity ..............................   $198,848,699
                                                                   ============

     2001 Reserves for annuity contracts in payout phase: ......        124,444
                                                                   ------------
     2001 Contract owners' equity ..............................   $ 33,802,859
                                                                   ============

     2000 Reserves for annuity contracts in payout phase: ......        167,611
                                                                   ------------
     2000 Contract owners' equity ..............................   $ 10,097,920
                                                                   ============

     1999 Reserves for annuity contracts in payout phase: ......        177,284
                                                                   ------------
     1999 Contract owners' equity ..............................   $ 12,465,084
                                                                   ============

     1998 Reserves for annuity contracts in payout phase: ......        215,727
                                                                   ------------
     1998 Contract owners' equity ..............................   $ 15,626,086
                                                                   ============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option and year indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
    Contract Owners of Nationwide Variable Account-4:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY                                 --------------
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220        Bulk Rate
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                                                                  --------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company